AUXIER FOCUS FUND

INVESTOR SHARES (AUXFX)

PROSPECTUS
November 1, 2011

INVESTMENT OBJECTIVE:

Long-term capital appreciation

Investment Adviser:

Auxier Asset Management LLC
5285 Meadows Road, Suite 333
Lake Oswego, OR 97035-3227

Account Information and Shareholder Services:

Attn:  Transfer Agent
Atlantic Fund Services
P.O. Box 588
Portland, Maine 04112
(877) 3-AUXIER
(877) 328-9437

The Securities and Exchange Commission has not approved or disapproved of these securities or passed upon the accuracy or adequacy of the disclosure in this Prospectus.  Any representation to the contrary is a criminal offense.

SUMMARY SECTION

Investment Objective

The investment objective of the Fund is to provide long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Investor Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed within 180 days of purchase, if applicable)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage value of your investment)
Management Fees	1.25%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	1.25%

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$127	$397	$686	$1,511

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in a diversified portfolio of equity securities that the Adviser believes offer growth opportunities at a reasonable price. The Adviser will pursue an investment blend of equity securities of growth companies and value companies. The Fund is not limited by a fixed allocation of assets to equity securities of either growth or value companies and, depending upon the economic environment and judgment of the Adviser, may invest in either growth companies or value companies to the exclusion of the other.

Although the Fund may invest in companies of any size capitalization, the Fund intends to focus its investments in the common stock of medium to large U.S. companies (defined by the Adviser as companies with market capitalizations above $1 billion at the time of investment). Certain sectors of the market are likely to be over-weighted compared to others because the Adviser focuses on sectors that it believes demonstrate the best fundamentals for growth at a reasonable price and value. The Fund may invest up to 20% of its net assets in foreign securities, including American Depository Receipts (“ADRs”).

1

The Fund intends to remain primarily invested in equity securities. However, the Fund may invest in short- and long-term debt securities and convertible debt securities of U.S. companies if the Adviser believes that a company’s debt securities offer more potential for long-term total return with less risk than an investment in the company’s equity securities. The Fund may invest up to 25% of its net assets in lower-rated securities or comparable unrated securities (“junk bonds”) rated at the time of purchase BB/Ba or lower by Standard & Poor’s or Moody's or unrated but determined to be of comparable quality by the Adviser.

The Fund also may invest up to 25% of its net assets in fixed-income securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or by the Canadian Government and its governmental agencies.

The Fund may engage in short sales “against-the-box.” In a short sale, the seller sells a borrowed security, provides the lender collateral which is marked-to-market in an amount equal to the value of the security borrowed, and assumes an  obligation to the lender to deliver the identical security at a certain time in the future. A short sale is against-the-box to the extent that the seller contemporaneously owns or has the right to obtain securities identical to those sold short. When the Fund engages in short sales against-the-box, it simultaneously holds a short and a long position. If the price of the security sold short increases between the time of the short sale and the time the Fund must deliver the borrowed security to the lender, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. The Fund will not make short sales if, as a result, more than 20% of the Fund’s net assets would be held as collateral for short sales.

The Fund typically sells a security when the Adviser’s research indicates that there has been a deterioration in the company’s fundamentals, such as changes in the company’s competitive position or a lack of management focus.

Principal Investment Risks

General Market Risk. The net asset value (“NAV”) of the Fund and its investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Events Risk. It is important that investors closely review and understand the risks of investing in the Fund. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund.

ADR Risk. ADRs may be subject to some of the same risks as direct investment in foreign companies, as noted in “Foreign Investments  Risk” below.  In addition, ADRs may not track the price of the underlying securities perfectly.

Company Risk.  The NAV of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund’s portfolio. The value of an individual company can be more volatile than the market as a whole.

Equity Risk. The Fund is subject to the risk that stock prices may fall over a short period or extended periods of time. Common stocks, which are a type of equity security, are generally subordinate to issuers’ other securities, including convertible and preferred securities.

Fixed-Income Securities Risk. An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio of debt securities. Securities rated below investment grade are subject to greater risk of loss of your money than higher rated securities. Issuers may (increase) decrease prepayments of principal when interest rates (fall) increase, affecting the maturity of the debt security and causing the value of the security to decline.

Foreign Investments Risk. Foreign securities are subject to additional risks including international trade, currency, political, regulatory and diplomatic risks.

Growth Company Risk.  Securities of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

2

High Yield Securities Risk. Higher yielding debt securities are typically of lower credit quality and have greater credit and market risk than securities with higher credit quality. In addition, high yield bonds ( “junk bonds”) tend to be less liquid than higher quality bonds.

Large Capitalization Company Risk.  Securities of companies with large market capitalizations go in and out of favor based on market and economic conditions and may underperform other market segments.

Management Risk.  The Fund is actively managed, and its performance, therefore, will reflect the Adviser’s ability to make investment decisions that are suited to achieving the Fund’s investment objectives. Regardless of its active management, the Fund could underperform other mutual funds with similar investment objectives.

Mid-Capitalization Company Risk.  The stocks of mid-capitalization companies may entail greater risk, and their prices may fluctuate more than those of the securities of larger, more established companies.

Sector Risk.  If the Fund’s portfolio is over-weighted in a sector, any negative development affecting that sector may have a greater impact on the Fund than a fund that is not over-weighted in that sector.

Short Sale Risk.  The Fund may make short sales of securities or maintain a short position, in each case only against-the-box. In a short sale against-the-box, the Fund agrees to deliver at a future date a security that it either currently owns or has the right to acquire at  a pre-set price. If the price of the security sold short increases between the time of the short sale and the time for delivering the borrowed security back to the lender, the Fund effectively will incur a loss equal to the difference between the price of the security at the time of the short sale (or the pre-set price at which it may be acquired) and its price at the time of the delivery.

Value Company Risk. The stock of value companies can continue to be undervalued for long periods of time and not realize its expected value.

3

Performance Information

The following chart and table illustrate the variability of the Fund’s return as of December 31, 2010. The chart and table provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and how the Fund’s average annual returns for 1 year, 5 year and 10 year periods compare to the Standard & Poor’s 500 Index (the “Index” or the “S&P 500 Index”). Updated performance information is available at www.auxierasset.com or by calling (877) 328-9437 (toll free).

The Fund acquired the assets and liabilities of Auxier Focus Fund, a series of Unified Series Trust (the “Predecessor Fund”) on December 10, 2004. The Predecessor Fund maintained substantially similar investment objectives and investment policies to that of the Fund. Prior to January 3, 2003, the Predecessor Fund was a series of Ameriprime Funds. The Fund is a continuation of the Predecessor Fund. The performance of the Fund’s Investor Shares for the period prior to December 10, 2004 is that of the Predecessor Fund. The net expenses of the Fund’s Investor Shares are the same as the net expenses of the Predecessor Fund.

Performance information (before and after taxes) represents only past performance and does not necessarily indicate future results.

The calendar year-to-date total return as of September 30, 2011 was -2.83%.

During the periods shown in the chart, the highest quarterly return was 15.64% (for the quarter ended June 30, 2003); and the lowest quarterly return was –14.65% (for the quarter ended December 31, 2008).

Average Annual Total Returns

Auxier Focus Fund (For the periods ended December 31, 2010)	1 Year	5 Years	10 Years
Return Before Taxes	10.10%	4.14%	6.56%
Return After Taxes on Distributions	9.72%	3.58%	5.99%
Return After Taxes on Distributions and Sale of Fund Shares	6.93%	3.48%	5.57%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (“IRAs”).

4

Management

Investment Adviser. Auxier Asset Management LLC is the Fund’s investment adviser.

Portfolio Manager. J. Jeffrey Auxier is primarily responsible for the day-to-day management of the Fund. Mr. Auxier has served as portfolio manager of the Fund (including the Predecessor Fund) since its inception in 1999.

Purchase and Sale of Fund Shares

You may purchase or sell (redeem) shares of the Fund on any day the New York Stock Exchange (“NYSE”) is open for business. You may purchase or redeem shares directly from the Fund by calling (877) 328-9437 or writing to the Fund at: Auxier Focus Fund, P.O. Box 588, Portland, Maine 04112. You also may purchase or redeem shares of the Fund through your financial intermediary. The Fund accepts investments in the following minimum amounts:

	Minimum Initial Investment	Minimum Additional Investment
Standard Accounts	$5,000	$50
Retirement Accounts	$3,000	$50

Tax Information

Shareholders may receive distributions from the Fund, which may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

5

DETAILS REGARDING THE FUND’S INVESTMENT STRATEGIES AND RISKS

The investment objective of the Fund is to provide long-term capital appreciation. The investment objective of the Fund is not fundamental and may be changed by the Board of Trustees (“Board”) without a vote of shareholders.
Concepts to Understand

Common Stock means an ownership interest in a company and usually possesses voting rights and earns dividends.

Equity Security means a security such as a common stock, preferred stock, or convertible security that represents an ownership interest in a company.

Growth Companies are companies that have exhibited an above average participation in expanding markets, increase in earnings over the past few years and that have strong and sustainable earnings prospects.

Value Companies are companies which the Adviser believes are undervalued relative to assets, earnings, growth potential or cash flows.

Market Capitalization means the total value of a company’s common stock in the stock market based on the stock’s market price.

Additional Information Regarding Principal Investment Strategies
The Fund invests primarily in a diversified portfolio of equity securities that the Adviser believes offer growth opportunities at a reasonable price. The Adviser will pursue an investment blend of equity securities of growth companies and value companies. The Fund is not limited by a fixed allocation of assets to equity securities of either growth or value companies and, depending upon the economic environment and judgment of the Adviser, may invest in either growth companies or value companies to the exclusion of the other. The Adviser’s assessment of a security’s growth prospects and value (price) is based on several criteria, including:

•	price to earnings
•	price to cash flow
•	rate of earnings growth
•	consistency in past operating results
•	quality of management, based on the Adviser’s research
•	present and projected industry position, based on the Adviser’s research
The Adviser’s research includes review of public information (such as annual reports); discussions with management, suppliers and competitors; and attending industry conferences.

Although the Fund may invest in companies of any size capitalization, the Fund intends to focus its investments in the common stock of medium to large U.S. companies (defined by the Adviser as companies with market capitalizations above $1 billion at the time of investment).

Certain sectors of the market are likely to be over-weighted compared to others because the Adviser focuses on sectors that it believes demonstrate the best fundamentals for growth at a reasonable price and value, which, in the Adviser’s opinion, will be leaders in the U.S. economy. The sectors in which the Fund may be over-weighted will vary at different points in the economic cycle.

The Fund may invest up to 20% of its net assets in foreign securities, including American Depositary Receipts (“ADRs”). ADRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a domestic bank or similar financial institution. ADRs are alternatives to the direct purchase of the foreign securities in their national markets and currencies.

The Fund intends to remain primarily invested in equity securities. However, the Fund may invest in short- and long-term debt securities and convertible debt securities of U.S. companies if the Adviser believes that a company’s debt securities offer more potential for long-term total return with less risk than an investment in the company’s equity securities. The Fund may invest up to 25% of its net assets in securities rated at the time of purchase BB/Ba or lower by Standard & Poor’s or Moody's (“junk bonds”) or unrated but determined to be of comparable quality by the Adviser. The Fund may hold securities that are further downgraded and would no longer qualify for initial investment.

The Fund also may invest up to 25% of its net assets in fixed-income securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or by the Canadian Government and its governmental agencies. Some U.S. Government securities are supported by the full faith and credit of the U.S. Government. Other U.S. Government securities issuers, though chartered or sponsored by Acts of Congress, issue securities that are neither insured nor guaranteed by the U.S. Treasury.

6

The Fund may engage in short sales against-the-box. In a short sale, the seller sells a borrowed security, provides the lender collateral which is marked-to-market in an amount equal to the value of the security borrowed, and assumes an  obligation to the lender to deliver the identical security at a certain time in the future. A short sale is against-the-box to the extent that the seller contemporaneously owns or has the right to obtain securities identical to those sold short. When the Fund engages in short sales against-the-box it simultaneously holds a short and a long position. If the price of the security sold short increases between the time of the short sale and the time the Fund must deliver the borrowed security to the lender, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. The Fund will not make short sales if, as a result, more than 20% of the Fund’s net assets would be held as collateral for short sales.

The Fund typically sells a security when the Adviser’s research indicates that there has been a deterioration in the company’s fundamentals, such as changes in the company’s competitive position or a lack of management focus. Company fundamentals are the factors reflective of a company's financial condition, including balance sheets and income statements, asset history, earnings history, product or service development and management productivity.

The Fund does not intend to purchase or sell securities for short-term trading purposes. However, if the objective of the Fund would be better served, the Fund may engage in active trading of the Fund’s portfolio securities.

Additional Information Regarding Principal Risk Factors

General Market Risk.  In general, stock values are affected by activities specific to the company as well as general market, economic and political conditions. The net asset value (“NAV”) of the Fund and investment return will fluctuate based upon changes in the value of its portfolio securities. The market value of securities in which the Fund invests is based upon the market’s perception of value and is not necessarily an objective measure of the securities’ value. There is no assurance that the Fund will achieve its investment objective, and an investment in the Fund is not by itself a complete or balanced investment program. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

Market Events Risk. Global securities markets have experienced significant volatility in the last several years. Both domestic and international equity and fixed-income markets experienced heightened volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected. During this time of volatility, the fixed-income markets experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties. In some cases, the prices of securities of individual companies were negatively impacted, even though there may have been little or no apparent degradation in the financial conditions or prospects of those companies. The U.S. Government and certain foreign central banks have acted to calm credit markets and increase confidence in the U.S. and world economies. The situation in the financial markets has resulted in calls for increased regulation. In response, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) was recently signed into law and is expected to be a dramatic revision of the U.S. financial regulatory framework. The ultimate impact of the Dodd-Frank Act, and any resulting regulation, is not yet certain. Continuing market problems may have adverse effects on the performance of the Fund.

ADR Risk. ADRs may involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies. The securities underlying ADRs are typically denominated (or quoted) in a currency other than U.S. dollars. In addition, the securities underlying ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading. As a result, the value of ADRs representing those underlying securities may change materially at times when the U.S. markets are not open for trading.

Company Risk. The NAV of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund’s portfolio. The value of an individual company can be more volatile than the market as a whole.

Equity Risk. Investing in equity securities entails risks. Common stocks are subject to the risk of an issuer liquidating or declaring bankruptcy, in which case the claims of owners of the issuer’s debt securities and preferred stock take precedence over the claims of common stockholders. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuation in the market value of the underlying securities.

7

Fixed-Income Securities Risk.  The value of your investment in the Fund may change in response to changes in interest rates. An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund invests. The longer the duration of a debt security, the more its value typically falls in response to an increase in interest rates. The value of your investment in the Fund may change in response to the credit ratings of the Fund’s portfolio of debt securities. The degree of risk for a particular security may be reflected in its credit rating. Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a debt security held by the Fund may cause it to default or become unable to pay interest or principal due on the security. The Fund cannot collect interest and principal payments on a debt security if the issuer defaults. Prepayment and extension risks may occur when interest rates decline and issuers of debt securities experience acceleration in prepayments. The acceleration can shorten the maturity of the debt security, reducing the Fund’s return. Issuers may decrease prepayments of principal when interest rates increase, extending the maturity of the debt security and causing the value of the security to decline. Distressed debt securities involve greater risk of default or downgrade and are more volatile than investment grade securities. Distressed debt securities may also be less liquid than higher quality debt securities.

Foreign Investments Risk. Investments in foreign securities involve greater risks than investing in domestic securities. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in domestic securities. Changes in foreign tax laws, exchange controls, investment regulations and policies on nationalization and expropriation as well as political instability may affect the value of the Fund’s foreign assets. Foreign securities may be subject to greater fluctuations in price than domestic securities because foreign markets may be smaller and less liquid than domestic markets. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information. Foreign securities registration, custody and settlement may be subject to delays or other operational and administrative problems, and certain foreign brokerage commissions and custody fees may be higher than those charged in domestic markets.

Growth Company Risk.  Investments in growth stocks may lack the dividend yield that can cushion stock prices in market downturns. Growth companies often are expected to increase their earnings at a certain rate. If expectations are not met, investors can punish the stocks, even if earnings do increase.

High Yield Securities Risk. Higher yielding debt securities of lower credit quality have greater credit risk than lower yielding securities with higher credit quality. High yield bonds or junk bonds tend to be less liquid than higher-rated bonds. This means that the Fund may experience difficulty selling the Fund’s investments at favorable prices. In addition, valuation of the Fund’s investments may become more difficult if objective market prices are unavailable. Investing in junk bonds generally involves significantly greater risks of loss of your money than investing in investment grade fixed-income securities. Compared with issuers of investment grade fixed-income securities, junk bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties. Rising interest rates may compound these difficulties and reduce an issuer’s ability to repay principal and interest. The Fund cannot collect interest and principal payments on a fixed-income security if the issuer defaults.

Large Capitalization Company Risk.  Large capitalization company stocks may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be slow to respond to challenges and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Risk.  The Fund is actively managed, and its performance, therefore, will reflect the Adviser’s ability to make investment decisions that are suited to achieving the Fund’s investment objectives. Regardless of its active management, the Fund could underperform other mutual funds with similar investment objectives.

Mid-Capitalization Company Risk.  The stocks of mid-capitalization companies may entail greater risk, and their prices may fluctuate more than those of the securities of larger, more established companies.

Sector Risk. If the Fund’s portfolio is over-weighted in a sector, a negative development affecting that sector may have a greater impact on the Fund than a fund that is not over-weighted in that sector. For example, the health care sector is subject to government regulation and government approval of products and services, which could have a significant effect on price and availability. As another example, financial services companies are subject to extensive

8

government regulation, and changes or proposed changes in these regulations may adversely impact the industry. In addition, the profitability of companies in the financial services industries can also be significantly affected by the cost of capital, changes in interest rates and price competition.

Short Sale Risk.  The Fund may make short sales of securities or maintain a short position, in each case only against-the-box. In a short sale against-the-box, the Fund agrees to deliver at a future date a security that it either currently owns or has the right to acquire at  a pre-set price. If the price of the security sold short increases between the time of the short sale and the time for delivering the borrowed security back to the lender, the Fund will effectively incur a loss equal to the difference between the price of the security at the time of the short sale (or the pre-set price at which it may be acquired) and its price at the time of the delivery. If the price of the security declines during that same timeframe, the Fund will realize a similar gain. In addition, the Fund will incur transaction costs to open, maintain and close short sales against-the-box.

Value Company Risk. Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market, that a stock judged to be undervalued may actually be appropriately priced, or that their prices may go down. The Fund’s investments in value stocks may produce more modest gains than more aggressive stock funds.

Temporary Defensive Position.  In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment objective and/or strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker’s acceptances and time deposits).  A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance.  The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure. The Fund may also invest in cash and such cash equivalents at any time to maintain liquidity or pending selection of investments in accordance with its principals.

Who May Want to Invest in the Fund

The Fund may be suitable for:
•	Long-term investors seeking a fund with a growth investment strategy; or
•	Investors who can tolerate the greater risks associated with common stock investments.

9

MANAGEMENT

The Fund is a series of Forum Funds (the “Trust”), an open-end, management investment company (mutual fund). The business of the Trust and the Fund is managed under the oversight of the Board. The Board oversees the Fund and meets periodically to review the Fund’s performance, monitor investment activities and practices and discuss other matters affecting the Fund.  Additional information regarding the Board and the Trust’s executive officers, may be found in the Statement of Additional Information (the “SAI”), which is available from the Fund’s website at www.auxierasset.com.

Investment Adviser

Auxier Asset Management LLC, (the “Adviser”) serves as the investment adviser of the Fund pursuant to an investment advisory agreement between the Trust and the Adviser with respect to the Fund. The Adviser is located at 5285 Meadows Road, Suite 333, Lake Oswego, OR 97035-3227. As of September 30, 2011, the Adviser managed approximately $469 million in assets.

Subject to the general oversight of the Board, the Adviser makes investment decisions for the Fund. The Adviser receives an advisory fee from the Fund at an annual rate equal to 1.25% of the Fund’s average daily net assets. The Adviser uses the advisory fee to pay all expenses of the Fund except taxes, extraordinary expenses, independent trustee fees and expenses, brokerage fees and commissions, borrowing costs (including interest and dividend expenses on short sales) and distribution expenses. The Adviser has contractually agreed to reduce a portion of its fee and reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding taxes, independent trustee fees and expenses, portfolio transaction expenses and extraordinary expenses) to 1.25% through at least October 31, 2012. The Expense Cap may be changed or eliminated with the consent of the Board of Trustees. A discussion summarizing the basis on which the Board most recently approved the continuation of the investment advisory agreement is included in the Fund’s semi-annual report for the period ended December 31, 2010.

Portfolio Manager

J. Jeffrey Auxier, President and Chief Investment Officer of the Adviser since its inception in 1998, is responsible for the day-to-day management of the Fund. He has been Portfolio Manager of the Fund (including the Predecessor Fund) since its inception in 1999. He is a graduate of the University of Oregon and began his investment career in 1982. Mr. Auxier has extensive money management experience. As a portfolio manager with Smith Barney, Mr. Auxier managed money for high net worth clients on a discretionary basis from 1988 until he founded the Adviser in July 1998. In 1993, Mr. Auxier was designated a Smith Barney Senior Portfolio Management Director, the highest rank in the company’s Portfolio Management Program, and was chosen as the top Portfolio Manager from among 50 Portfolio Managers in the Smith Barney Consulting Group. In 1997 and 1998, Money magazine named him as one of their top ten brokers in the country. Mr. Auxier was a Senior Vice President with Smith Barney when he left to found the Adviser.

The Fund’s SAI provides additional information about the compensation of the portfolio manager, other accounts managed by the portfolio manager and the ownership of the Fund’s securities by the portfolio manager.

Other Service Providers

Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) provides certain administration, portfolio accounting and transfer agency services to the Fund and the Trust and supplies certain officers to the Trust, including a Principal Executive Officer, Principal Financial Officer, Chief Compliance Officer, an Anti-Money Laundering Compliance Officer and additional compliance support personnel.

Foreside Fund Services, LLC (the “Distributor”), the Trust’s principal underwriter, acts as the Trust’s distributor in connection with the offering of the Fund’s shares.  The Distributor may enter into arrangements with banks, broker-dealers and other financial intermediaries through which investors may purchase or redeem shares.  The Distributor is not affiliated with the Adviser or with Atlantic or their affiliates.

10

Fund Expenses

The Adviser pays for the Fund’s operating expenses, except taxes, extraordinary expenses, independent trustee fees and expenses, brokerage fees and commissions, borrowing costs (including interest and dividend expenses on short sales) and distribution expenses. Expenses of the Fund consist of its own expenses as well as Trust expenses that are allocated among  the  Fund  and  the  other  series  of  the Trust based upon methods approved by the Board.  Certain service providers may reduce all or any portion of their fees and may reimburse certain expenses of the Fund. The Adviser may waive all or any portion of its fees and/or reimburse certain expenses of the Fund. Any agreement to reduce fees or reimburse expenses increases the investment performance of the Fund for the period during which the waiver or reimbursement is in effect.

11

YOUR ACCOUNT
General Information

How to Contact the Fund

E-mail us at:
auxierasset.ta@atlanticfundservices.com

Website address:
www.auxierasset.com

Telephone us at:
877-328-9437(toll free)

Write to us at:
Auxier Focus Fund
P.O. Box 588
Portland, Maine 04112

Overnight Address:
Auxier Focus Fund
c/o Atlantic Fund Services
Three Canal Plaza, Ground Floor
Portland, Maine 04101

Wire investments (or ACH payments):
Please contact the transfer agent at 877-328-9437(toll free) to obtain the ABA routing number and the account number for the Fund.

You may purchase or sell (redeem) shares of the Fund on any day that the NYSE is open for business.  Under unusual circumstances, such as in the case of an emergency, the Fund may calculate its NAV and accept and process shareholder orders when the NYSE is closed.

You may purchase or sell shares of the Fund at the next NAV calculated (normally 4:00 p.m., Eastern Time) after the transfer agent or your approved broker-dealer or other financial intermediary receives your request in good order.  “Good order” means that you have provided sufficient information necessary to process your request as outlined in this Prospectus, including any required signatures, documents, payment and Medallion Signature Guarantees.  All requests to purchase or sell Fund shares received in good order prior to the Fund’s close will receive that day’s NAV.  Requests received in good order after the Fund’s close or on a day when the Fund does not value its shares will be processed on the next business day and will receive the next subsequent NAV.  The Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions.

The Fund does not issue share certificates.

If you purchase shares directly from the Fund, you will receive a confirmation of each transaction and quarterly statements from the Fund detailing Fund balances and all transactions completed during the prior quarter.  Automatic reinvestments of distributions and systematic investments and withdrawals may be confirmed only by quarterly statement.

You should verify the accuracy of all transactions in your account as soon as you receive your confirmations and quarterly statements.

The Fund may temporarily suspend or discontinue any service or privilege, including systematic investments and withdrawals, wire redemption privileges and telephone or internet redemption privileges, if applicable.  The Fund reserves the right to refuse any purchase request including, but not limited to, requests that could adversely affect the Fund or its operations.

When and How NAV is Determined.  The Fund calculates its NAV as of the close of trading on the NYSE (normally 4:00 p.m., Eastern Time) on each weekday except days when the NYSE is closed.  The NYSE is open every weekday, Monday through Friday, except on the following holidays: New Year’s Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents’ Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day.  NYSE holiday schedules are subject to change without notice.  The NYSE may close early on the day before each of these holidays and the day after Thanksgiving Day.  To the extent that the Fund’s portfolio investments trade in markets on days when the Fund is not open for business, the value of the Fund’s assets may vary on those days.  In addition, trading in certain portfolio investments may not occur on days that the Fund is open for business as markets or exchanges other than the NYSE may be closed.

The NAV of the Fund is determined by taking the market value of the total assets of the class, subtracting the liabilities of the class, and then dividing the result (net assets) by the number of outstanding shares of the class.  Since the Fund may invest in securities that trade on foreign securities markets on days other than a Fund business day, the value of the Fund’s portfolio may change on days on which shareholders will not be able to purchase or redeem the Fund’s shares.

12

The Fund values securities for which market quotations are readily available, including certain open-end investment companies, at current market value, except for certain short-term securities which are valued at amortized cost.  Securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the NYSE on each Fund business day.  In the absence of sales, such securities are valued at the mean of the last bid and asked price.  Non-exchange traded securities for which quotations are readily available are generally valued at the mean between the current bid and asked price.  Investments in other open-end registered investment companies are valued at their NAV.

Market quotations may not be readily available or may be unreliable if, among other things, (1) the exchange on which a Fund portfolio security is principally traded closes early, (2) trading in a portfolio security was halted during the day and did not resume prior to the time that the Fund calculates its NAV or (3) events occur after the close of the securities markets on which the Fund’s portfolio securities primarily trade but before the time that the Fund calculates its NAV.

If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to value such securities at fair value as determined in good faith using procedures approved by the Board.  The Board has delegated day-to-day responsibility for fair value determinations to a Valuation Committee, members of which are appointed by the Board.  Fair valuation may be based on subjective factors and, as a result, the fair value price of a security may differ from that security’s market price and may not be the price at which the security may be sold.  Fair valuation could result in a different NAV than a NAV determined by using market quotes.

The Fund’s investments in foreign securities are more likely to require a fair value determination than domestic securities because circumstances may arise between the close of the market on which the securities trade and the time that the Fund values its portfolio securities.  In determining fair value prices of foreign securities, the Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S. or other relevant information as related to the securities.

Securities of smaller companies are also more likely to require a fair value determination because they may be thinly traded and less liquid than securities of larger companies.

Transactions through Financial Intermediaries.  The Fund has authorized certain financial services companies, broker-dealers, banks and other agents, including the designees of such entities when approved by the Fund (collectively, “financial intermediaries”) to accept purchase, redemption and exchange orders on the Fund’s behalf. If you invest through a financial intermediary, the policies and fees of the intermediary may be different than the policies and fees of the Fund. Among other things, financial intermediaries may charge transaction fees and may set different minimum investment restrictions or limitations on buying (selling) Fund shares. You should consult your broker or other representative of your financial intermediary for more information.

All orders to purchase or sell shares are processed as of the next NAV calculated after the order has been received in good order by a financial intermediary.  Orders are accepted until the close of regular trading on the NYSE every business day (normally 4:00 p.m., Eastern Time) and are processed the same day at that day’s NAV.  To ensure that this occurs, the financial intermediaries are responsible for transmitting all orders to the Fund in compliance with their contractual deadlines.

Payments to Financial Intermediaries. The Fund and its affiliates (at their own expense) may pay compensation to financial intermediaries for shareholder-related services and, if applicable, distribution-related services, including administrative, recordkeeping and shareholder communication services.  For example, compensation may be paid to make Fund shares available to sales representatives and/or customers of a fund supermarket platform or a similar program sponsor or for services provided in connection with such fund supermarket platforms and programs.

The amount of compensation paid to different financial intermediaries may vary.  The compensation paid to a financial intermediary may be based on a variety of factors, including average assets under management in accounts distributed and/or serviced by the financial intermediary, gross sales by the financial intermediary and/or the number of accounts serviced by the financial intermediary that invest in the Fund.  To the extent that the Fund pays all or a portion of such compensation, the payment is designed to compensate the financial intermediary for providing services that would otherwise be provided by the Fund’s transfer agent and/or administrator.

13

The Adviser or another Fund affiliate, out of its own resources, may provide additional compensation to financial intermediaries.  Such compensation is sometimes referred to as “revenue sharing.”  Compensation received by a financial intermediary from the Adviser or another Fund affiliate may include payments for shareholder servicing, marketing and/or training expenses incurred by the financial intermediary, including expenses incurred by the financial intermediary in educating its salespersons with respect to Fund shares.  For example, such compensation may include reimbursements for expenses incurred in attending educational seminars regarding the Fund, including travel and lodging expenses.  It may also cover costs incurred by financial intermediaries in connection with their efforts to sell Fund shares, including costs incurred compensating registered sales representatives and preparing, printing and distributing sales literature.

Any compensation received by a financial intermediary, whether from the Fund or its affiliate(s), and the prospect of receiving such compensation may provide the financial intermediary with an incentive to recommend the shares of the Fund, or a certain class of shares of the Fund, over other potential investments.  Similarly, the compensation may cause financial intermediaries to elevate the prominence of the Fund within its organization by, for example, placing it on a list of preferred funds.

Anti-Money Laundering Program. Customer identification and verification are part of the Fund’s overall obligation to deter money laundering under federal law. The Trust has adopted an Anti-Money Laundering Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right, to the extent permitted by law, (i) to refuse, cancel or rescind any purchase order or (ii) to freeze any account and/or suspend account services. These actions will be taken when, at the sole discretion of Trust management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority or applicable law. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

Disclosure of Portfolio Holdings.  A description of the Fund’s policies and procedures with respect to the disclosure of portfolio securities is available in the Fund’s SAI, which is available from the Fund’s website at www.auxierasset.com.

Buying Shares

How to Make Payments. Unless purchased through a financial intermediary, all investments must be made by check, ACH or wire.  All checks must be payable in U.S. dollars and drawn on U.S. financial institutions.  In the absence of the granting of an exception consistent with the Trust’s Anti-Money Laundering Program, the Fund does not accept purchases made by credit card check, starter check, checks with more than one endorsement (unless the check is payable to all endorsees), cash or cash equivalents (for instance, you may not pay by money order, cashier’s check, bank draft or traveler’s check).  The Fund and the Adviser also reserve the right to accept in kind contributions of securities in exchange for shares of the Fund.

Checks. Checks must be made payable to “Auxier Focus Fund.” For individual, sole proprietorship, joint, Uniform Gifts to Minors Act (“UGMA”) and Uniform Transfers to Minors Act (“UTMA”) accounts, checks may be made payable to one or more owners of the account and endorsed to “Auxier Focus Fund.” A $20 charge may be imposed on any returned checks.

ACH. Refers to the Automated Clearing House system maintained by the Federal Reserve Bank, which allows banks to process checks, transfer funds and perform other tasks. Your U.S. financial institution may charge you a fee for this service.

Wires. Instruct your U.S. financial institution with whom you have an account to make a federal funds wire payment to us. Your U.S. financial institution may charge you a fee for this service.

Minimum Investments. The Fund accepts investments in the following minimum amounts:

	Minimum Initial Investment	Minimum Additional Investment
Standard Accounts	$5,000	$50
Retirement Accounts	$3,000	$50

14

The Fund reserves the right to waive minimum investment amounts, if deemed appropriate by an officer of the Trust.

Registered investment advisers and financial planners may be permitted to aggregate the value of Traditional or Roth Individual Retirement Accounts (“IRA”) in order to meet minimum investment amounts.

Account Requirements.

Type of Account		Requirement
Individual, Sole Proprietorship and Joint Accounts Individual accounts and sole proprietorship accounts are owned by one person. Joint accounts have two or more owners (tenants).	•	Instructions must be signed by all persons named as account owners exactly as their names appear on the account.
Gifts or Transfers to a Minor (UGMA, UTMA) These custodial accounts provide a way to give money to a child and may have tax benefits.	• •	Depending on state laws, you may set up a custodial account under the UGMA or the UTMA. The custodian must sign in a manner indicating custodial capacity.
Corporations/Other	•
The entity should submit a certified copy of its articles of incorporation (or a government-issued business license or other document that reflects the existence of the entity) and a corporate resolution or a secretary’s certificate.

Trusts	•	The trust must be established before an account may be opened.
	•	The trust should provide the first and signature pages from the trust document identifying the trustees.

Account Application and Customer Identity Verification.  To help the government fight the funding of terrorism and money laundering activities, federal law requires financial institutions to obtain, verify and record information that identifies each person who opens an account.

When you open an account, the Fund will ask for your first and last name, U.S. taxpayer identification number (“TIN”), physical street address, date of birth and other information or documents that will allow the Fund to identify you.  If you do not supply the required information, the Fund will attempt to contact you or, if applicable, your financial adviser.  If the Fund cannot obtain the required information within a timeframe established in its sole discretion, your application will be rejected.

When your application is in good order and includes all required information, your order will normally be processed at the NAV next calculated after receipt of your application and investment amount.  The Fund will attempt to verify your identity using the information you have supplied and other information about you that is available from third parties, including information available in public and private databases, such as consumer reports from credit reporting agencies.

The Fund will try to verify your identity within a timeframe established in its sole discretion.  If the Fund cannot do so, the Fund reserves the right to redeem your investment at the next NAV calculated after the Fund decides to close your account.  If your account is closed, you may be subject to a gain or loss on Fund shares. You will be subject to any related taxes and will not be able to recoup any redemption fees assessed, if applicable.  If the Fund has not yet received payment for the shares being sold, it may delay sending redemption proceeds until such payment is received, which may be up to 15 calendar days.

Policy on Prohibition of Foreign Shareholders.  The Fund requires that all shareholders be U.S. persons or U.S. resident aliens with a valid TIN (or who can show proof of having applied for a TIN and commit to provide a valid TIN within 60 days) in order to open an account with the Fund.

15

Investment Procedures.

How to Open an Account		How to Add to Your Account
Through a Financial Intermediary		Through a Financial Intermediary
•	Contact your financial intermediary using the method that is most convenient for you.	•	Contact your financial intermediary using the method that is most convenient for you.
By Check		By Check
•	Call, write or e-mail the Fund or visit www.auxierasset.com for an account application.	•	Fill out an investment slip from a confirmation or write the Fund a letter.
•	Complete the application (and other required documents, if applicable).	•	Write your account number on your check.
•	Mail the Fund your original application (and other required documents, if applicable) and a check.	•	Mail the Fund the investment slip or your letter and the check.
By Wire		By Wire
•	Call, write or e-mail the Fund or visit www.auxierasset.com for an account application.	•	Instruct your U.S. financial institution to wire your money to the Fund.
•	Complete the application (and other required documents, if applicable).
•	Call the Fund to notify the transfer agent that you are faxing your complete application (and other required documents, if applicable). The transfer agent will assign you an account number.
•	Mail the Fund your original application (and other required documents, if applicable).
•	Instruct your U.S. financial institution to wire your money to the Fund.
By Internet		By Internet
•	Log on to the www.auxierasset.com.	•	Log on to the www.auxierasset.com.
	•Select “Auxier Focus Fund” then “Open an Account.”		•Select “Auxier Focus Fund” then “Access your Account.”
	•Complete the application online.		•Provide the following information:
	•Accept the terms of the online application.		•Your user ID
•
The transfer agent will electronically debit your purchase proceeds from the U.S. financial institution account identified on your account application.  The account opening amount is limited to $25,000 (if you would like to invest more than $25,000, you may make the investment by check or wire).
•
•Your password
•Select the “Purchase” option under the “Account Listing” menu.
•Follow the instructions provided
The transfer agent will electronically debit your purchase proceeds from the U.S. financial institution account identified on your account application.  Subsequent purchases are limited to $25,000 per day (if you would like to invest more than $25,000, you may make the investment by check or wire).

16

By ACH Payment		By ACH Payment
•	Call, write or e-mail the Fund or visit www.auxierasset.com for an account application.	•	Call to request a purchase by ACH payment.
•	Complete the application (and other required documents, if applicable).	•	The transfer agent will electronically debit your purchase proceeds from the U.S. financial institution identified on your account application. ACH purchases are limited to $25,000 per day.
•	Call the Fund to notify the transfer agent that you are faxing your complete application (and other required documents, if applicable). The transfer agent will assign you an account number.
•	Mail the Fund your original application (and other required documents, if applicable).
•	The transfer agent will electronically debit your purchase proceeds from the U.S. financial institution identified on your account application. ACH purchases are limited to $25,000 per day.

Systematic Investments. You may establish a systematic investment plan to invest automatically a specific amount of money (up to $25,000 per day) into your account on a specified day and frequency not to exceed two investments per month. Payments for systematic investments are automatically debited from your designated savings or checking account via ACH. Systematic investments must be for at least $50 per occurrence. If you wish to enroll in the systematic investment plan, complete the appropriate section on the account application. Your signed account application must be received at least three business days prior to the initial transaction. The Fund may terminate or modify this privilege at any time. You may terminate your participation in the systematic investment plan by notifying the Fund sufficiently in advance of the next withdrawal.

The systematic investment plan is a method of using dollar cost averaging as an investment strategy that involves investing a fixed amount of money at regular time intervals. However, a program of regular investment cannot ensure a profit or protect against a loss as a result of declining markets. By continually investing the same amount, you will be purchasing more shares when the price is lower and fewer shares when the price is higher. Please call (877) 328-9437 for additional information regarding the Fund’s systematic investment plan.

Limitations on Frequent Purchases.  The Board has adopted policies with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. It is the Fund’s policy to discourage short-term trading. Frequent trading in the Fund, such as by traders seeking short-term profits from market momentum, time zone arbitrage, and other timing strategies may interfere with the management of the Fund’s portfolio and result in increased administrative and brokerage costs and a potential dilution in the value of Fund shares. As money is moved in and out, the Fund may incur expenses buying and selling portfolio securities, and these expenses are borne by Fund shareholders. The Fund does not permit market timing and will not knowingly accommodate trading in Fund shares in violation of these policies.

Focus is placed on identifying redemption transactions that may be harmful to the Fund or its shareholders if those transactions are frequent. These transactions are analyzed for offsetting purchases within a pre-determined period of time. If frequent trading trends are detected, an appropriate course of action is taken. The Fund reserves the right to cancel, restrict or reject without any prior notice any purchase order, including transactions representing excessive trading, transactions that may be disruptive to the management of the Fund’s portfolio, and purchase orders not accompanied by payment.

In addition, the sale of the Fund’s Investor Shares is subject to a redemption fee of 2.00% of the current NAV of shares redeemed within 180 days of purchase. See “Selling Shares – Redemption Fee” for additional information.

Because the Fund receives purchase and sale orders through financial intermediaries that use omnibus or retirement accounts, the Fund cannot always detect frequent purchases and redemptions. As a consequence, the Fund’s ability to monitor and discourage abusive trading practices in such accounts may be limited.

The Fund’s investment in foreign securities may make the Fund more susceptible to the risk of market timing activities because of price differentials that may be reflected in the NAV of the Fund’s shares. The Fund generally prices its foreign securities using  their closing prices from the foreign markets in which they trade, typically prior to the Fund’s calculation of its NAV. These prices may be affected by events that occur after the close of a foreign market but before the Fund prices its shares. Although the Fund may fair value foreign securities in such instances and not withstanding other measures the Fund may take to discourage frequent purchases and redemptions, investors may engage in frequent short-term trading to take advantage of any arbitrage opportunities in the pricing of the Fund’s shares. There is no assurance that fair valuation of securities can reduce or eliminate market timing.

Canceled or Failed Payments.  The Fund accepts checks and ACH transfers at full value, subject to collection. If the Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled within two business days of notification from your bank that your funds did not clear. You will be responsible for any actual losses or expenses incurred by the Fund or the transfer agent, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the transfer agent) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase due to non-payment.

Selling Shares

Redemption orders received in good order will be processed at the next calculated NAV.  The right of redemption may not be suspended, except for any period during which:  (1) the NYSE is closed (other than customary weekend and holiday closings) or the Securities and Exchange Commission (the “SEC”) determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund to determine fairly the value of its net assets; or (3) the SEC has entered a suspension order permit for the protection of the shareholders of the Fund.

If the Fund has not yet collected payment for the shares being sold, it may delay sending redemption proceeds until such payment is collected, which may be up to 15 calendar days.

How to Sell Shares from Your Account
Through a Financial Intermediary
•	If you purchased shares through your financial intermediary, your redemption order must be placed through the same financial intermediary.
By Mail
•	Prepare a written request including:
	•	your name(s) and signature(s);
	•	your account number;
	•	the Fund name and class;
	•	the dollar amount or number of shares you want to sell;
	•	how and where to send the redemption proceed;
	•	a Medallion Signature Guarantee (if required) and;
	•	other documentation (if required).
•	Mail the Fund your request and documentation.
By Telephone
•	Call the Fund with your request, unless you declined telephone redemption privileges on your account application.
•	Provide the following information:
	•	your account number;
	•	exact name(s) in which the account is registered; and
	•	additional form of identification.
•	Redemption proceeds will be mailed to you by check or electronically credited to your account at the U.S. financial institution identified on your account application.

17

By Internet www.auxierasset.com
•	Log on to the Fund’s website, unless you declined internet trading privileges on your account application.
•	Select “Auxier Focus Fund” then “Access Your Account.”
•	Provide the following information:
• your user ID and;
• your password.
•	Select the “Redemption” option under the “Account Listing” menu.
•	Follow the instructions provided.
•	Redemption proceeds will be electronically credited to your account at the U.S. financial institution identified on your account application.
By Systematic Withdrawal
•	Complete the systematic withdrawal section of the application.
•	Attach a voided check to your application.
•	Mail the completed application to the Fund.
•	Redemption proceeds will be mailed to you by check or electronically credited to your account at the U.S. financial institution identified on your account application.

Wire Redemption Privileges. You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000.

Telephone Redemption Privileges.  You may redeem your shares by telephone, unless you declined telephone redemption privileges on your account application.  You may be responsible for an unauthorized telephone redemption order as long as the transfer agent takes reasonable measures to verify that the order is genuine.

Systematic Withdrawals. You may establish a systematic withdrawal plan to automatically redeem a specific amount of money or shares from your account on a specified day and frequency not to exceed one withdrawal per month.  Payments for systematic withdrawals are sent by check to your address of record, or if you so designate, to your bank account by ACH payment.  To establish a systematic withdrawal plan, complete the systematic withdrawal section of the account application.  The plan may be terminated or modified by a shareholder or the Fund at any time without charge or penalty.  You may terminate your participation in a systematic withdrawal plan at any time by contacting the Fund sufficiently in advance of the next withdrawal.

A withdrawal under the systematic withdrawal plan involves a redemption of Fund shares and may result in a gain or loss for federal income tax purposes. Please call (877) 328-9437 (toll free) for additional information regarding the Fund’s systematic withdrawal plan.

Signature Guarantee Requirements.  To protect you and the Fund against fraud, signatures on certain requests must have a Medallion Signature Guarantee. A Medallion Signature Guarantee verifies the authenticity of your signature. You can obtain a Medallion Signature Guarantee from most banking institutions or securities brokers, but not from a notary public. The transfer agent will require written instructions signed by all registered shareholders, with a Medallion Signature Guarantee for each shareholder, for any of the following:

•	written requests to redeem $100,000 or more
•	changes to a shareholder’s record name or account registration
•	paying redemption proceeds from an account for which the address has changed within the last 30 days
•	sending redemption and distribution proceeds to any person, address or financial institution account not on record
•	sending redemption and distribution proceeds to an account with a different registration (name or ownership) from your account
•	adding or changing ACH or wire instructions, telephone redemption or exchange option, or any other election in connection with your account.

The transfer agent reserves the right to require Medallion Signature Guarantees on all redemptions.

18

Redemption Fee. If you redeem your shares within 180 days of purchase, you will be charged a 2.00% redemption fee. The fee is charged for the benefit of the Fund’s remaining shareholders and will be paid to the Fund to help offset transaction costs. To calculate the redemption fee (after first redeeming any shares associated with reinvested distributions), the Fund will use the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the redemption will be compared with the earliest purchase date of shares in the account.

The following redemptions are exempt from application of the redemption fee if you request the exemption at the time the redemption request is made:

•	redemption of shares in a deceased shareholder’s account;
•	redemption of shares in an account of a disabled individual (disability of the shareholder as determined by the Social Security Administration);
•	redemption of shares purchased through a dividend reinvestment program;
•	redemption of shares pursuant to a systematic withdrawal plan;
•	redemptions in a qualified retirement plan under section 401(a) of the Internal Revenue Code (“IRC”) or a plan operating consistent with Section 403(b) of the IRC; and
•	redemptions from share transfers, rollovers, re-registrations within the same fund or conversions from one share class to another within the Fund, if applicable.
The Fund may require appropriate documentation of eligibility for exemption from application of the redemption fee.

Certain financial intermediaries that collect a redemption fee on behalf of the Fund may not recognize one or more of the exceptions to the redemption fee listed above.  Financial intermediaries may not be able to assess a redemption fee under certain circumstances due to operational limitations (i.e., on Fund shares transferred to the financial intermediary and subsequently liquidated). Customers purchasing shares through a financial intermediary should contact the financial intermediary or refer to the customer’s account agreement or plan document for information about how the redemption fee is treated.  If a financial intermediary that maintains an account with the transfer agent for the benefit of its customers collects a redemption fee for the Fund, no redemption fee will be charged directly to the financial intermediary’s account by the Fund.

Small Account Balances.  If the value of your account falls below the minimum account balances in the following table, the Fund may ask you to increase your balance.  If after 60 days, the account value is still below the minimum balance, the Fund may close your account and send you the proceeds.  The Fund will not close your account if it falls below these amounts solely as a result of Fund performance.

Minimum Account Balance	Investor Shares
Standard Accounts	$2,000
Retirement Accounts	$2,000

Redemptions in Kind.  Pursuant to an election filed with the SEC, the Fund reserves the right to pay redemption proceeds in portfolio securities rather than in cash. To the extent that the shareholder redeems shares in this manner, the shareholder assumes the risk of a subsequent change in the the market value of those securities, the cost of liquidating the securities and the possibility of a lack of a liquid market for those securities. In addition, the shareholder will bear any brokerage and related costs in disposing of or selling the portfolio securities it receives from the Fund. Please see the SAI for more detail on redemptions in kind.

Lost Accounts. The transfer agent will consider your account lost if correspondence to your address of record is returned as undeliverable on two consecutive occasions, unless the transfer agent determines your new address.  When an account is lost, all distributions on the account will be reinvested in additional shares of the Fund.  In addition, the amount of any outstanding check (unpaid for six months or more) and checks that have been returned to the transfer agent may be reinvested at the current NAV, and the checks will be canceled.  However, checks will

19

not be reinvested into accounts with a zero balance, but will be held in a different account. Any of your unclaimed property may be transferred to the state of your last known address if no activity occurs in your account within the time period specified by that state’s law.

Retirement Accounts

You may invest in shares of the Fund through an IRA, including traditional and Roth IRAs, also known as “Qualified Retirement Accounts.” The Fund may also be appropriate for other retirement plans.  Before investing in an IRA or other retirement plan, you should consult your tax advisor.  Whenever making an investment in an IRA, be sure to indicate the year for which the contribution is attributed.

20

OTHER INFORMATION

Distributions and Dividend Reinvestments

The Fund declares distributions from net investment income and pays those distributions annually.  Any net capital gain realized by the Fund will be distributed at least annually.

Most investors have their income dividends and capital gain distributions (each a “distribution”) reinvested in additional shares of the same class of the Fund. If you choose this option, or if you do not indicate any choice, your distributions will be reinvested. Alternatively, you may choose to have your distributions of $10 or more sent directly to your bank account or paid to you by check.  However, if a distribution is less than $10, your proceeds will be reinvested. If five or more of your distribution checks remain uncashed after 180 days, all subsequent distributions may be reinvested. For federal income tax purposes, distributions from non-qualified retirement accounts are treated the same whether they are received in cash or reinvested.

Taxes

The Fund generally intends to operate in a manner such that it will not be liable for federal income or excise taxes.

The Fund’s distributions of net investment income and net short-term capital gain are taxable to you as ordinary income. The Fund’s distributions of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss), if any, are taxable to you as long-term capital gain, regardless of how long you have held your shares. Distributions may also be subject to state and local income taxes. Some Fund distributions may also include a nontaxable return of capital. Return of capital distributions reduce your tax basis in your Fund shares and are treated as gain from the sale of the shares to the extent they exceed your basis.  A portion of the dividends paid by a Fund may be eligible for the dividends received deduction for corporate shareholders.

A portion of the Fund’s distributions may be treated as “qualified dividend income,” taxable to individuals at a maximum federal income tax of 15% (0% for individuals in lower tax brackets) through 2012. A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that holding period and other requirements are met.

A distribution reduces the NAV of the Fund’s shares by the amount of the distribution. If you purchase shares prior to a distribution, you are taxed on the distribution even though the distribution represents a partial return of your investment.

The sale (redemption) of Fund shares is generally taxable for federal income tax purposes. You will recognize a gain or loss on the transaction equal to the difference, if any, between the amount of your net redemption proceeds and your tax basis in the fund shares. The gain or loss will be capital gain or loss if you held your Fund shares as capital assets. Any capital gain or loss will be treated as long-term capital gain or loss if you held the Fund shares for more than one year at the time of the redemption.  Any capital loss arising from the redemption of shares held for six months or less, however, will be treated as long-term capital loss to the extent of the amount of net capital gain distributions with respect to those shares.

The Fund will be required to withhold federal income tax at the rate of 28% on all distributions and redemption proceeds (regardless of the extent to which you realize gain or loss) otherwise payable to you (if you are an individual or certain other non-corporate shareholder) if you fail to provide the Fund with your correct TIN or to make required certifications, or if you have been notified by the Internal Revenue Service that you are subject to backup withholding. Backup withholding is not an additional tax, and any amounts withheld may be credited against your federal income tax liability once you provide the required information or certification.

After December 31 of each year, the Fund will mail you reports containing information about the income tax classification of distributions paid during the year. For further information about the tax effects of investing in the Fund, please see the SAI and consult your tax advisor.

21

Organization

The Trust is a Delaware statutory trust, and the Fund is a series thereof. The Fund does not expect to hold shareholders’ meetings unless required by federal or Delaware law. Shareholders of each series of the Trust are entitled to vote at shareholders’ meetings unless a matter relates only to specific series (such as approval of an advisory agreement for the Fund). From time to time, large shareholders may control the Fund or the Trust.

22

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Fund’s Investor Shares for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.

The information for the year ended June 30, 2011 has been audited by BBD, LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the annual report dated June 30, 2011, which is available upon request. The information for the fiscal years ended June 30, 2007 and June 30, 2008, was audited by the Fund’s previous independent registered public accounting firm.
	For the Years Ended June 30,
	2011	2010	2009(a)	2008	2007
INVESTOR SHARES
NET ASSET VALUE, Beginning of Year	$13.49	$12.16	$14.22	$17.06	$14.76
INVESTMENT OPERATIONS
Net investment income (b)	0.26	0.32	0.19	0.18	0.38
Net realized and unrealized gain (loss)	3.00	1.27	(1.77)	(2.24)	2.66
Total from Investment Operations	3.26	1.59	(1.58)	(2.06)	3.04
DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income	(0.29)	(0.26)	(0.16)	(0.31)	(0.27)
Net realized gains	(0.01)	—	(0.32)	(0.47)	(0.47)
Total Distributions to Shareholders	(0.30)	(0.26)	(0.48)	(0.78)	(0.74)
REDEMPTION FEES (b)	— (c)	— (c)	— (c)	— (c)	— (c)
NET ASSET VALUE, End of Year	$16.45	$13.49	$12.16	$14.22	$17.06
TOTAL RETURN	24.35%	12.99%	(10.92)%	(12.56)%	21.11%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000's omitted)	$163,699	$100,712	$84,660	$103,664	$116,774
Ratios to Average Net Assets:
Net investment income	1.68%	2.29%	1.53%	1.10%	2.40%
Net expense	1.25%	1.30%	1.35%	1.35%	1.35%
Gross expense (d)	1.25%	1.30%	1.35%	1.36%	1.36%
PORTFOLIO TURNOVER RATE	20%	15%	24%	19%	16%

(a)
Effective November 1, 2008, C Shares were reclassified as Investor Shares.  For the Period July 1, 2008, through November 1, 2008, total return for C Shares was (12.68)%.  For the aforementioned period, the annualized gross expense and net expense ratios were 2.35% and 2.10%, respectively.

(b)	Calculated based on average shares outstanding during the year.
(c)	Less than $0.01 per share.
(d)	Reflects the expense ratio excluding any waivers and/or reimbursements.

23

AUXIER FOCUS FUND

For More Information

Annual/Semi-Annual Reports
Additional information about the Fund’s investments is available in the Fund’s annual/semi-annual reports to shareholders.  In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)
The SAI provides more detailed information about the Fund and is incorporated by reference into, and is legally part of, this Prospectus.

Contacting the Fund
You may obtain free copies of the annual/semi-annual reports and the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

Auxier Focus Fund
c/o Atlantic Fund Services
P.O. Box 588
Portland, Maine 04112
(877) 328-9437 (toll free)

The Fund’s Prospectus, SAI and annual/semi-annual reports, and a description of the policies and procedures with respect to the disclosure of the Fund’s portfolio securities, are available without charge on the Fund’s website at: www.auxierasset.com

Securities and Exchange Commission Information
You can also review and copy the Fund’s annual/semi-annual reports, the SAI and other information about the Fund at the Public Reference Section of the Securities and Exchange Commission (“SEC”). The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You may obtain copies of this information, for a duplication fee, by e-mailing or writing to:

Public Reference Section
Securities and Exchange Commission
Washington, D.C. 20549-1520
E-mail address: publicinfo@sec.gov

Fund information, including copies of the annual/semi-annual reports and the SAI, is available on the SEC’s website at www.sec.gov.

Distributor
Foreside Fund Services, LLC
www.foreside.com

Investment Company Act File No. 811-3023
204-PRU1-1111

AUXIER FOCUS FUND

A SHARES (no ticker)

PROSPECTUS
November 1, 2011

INVESTMENT OBJECTIVE:

Long-term capital appreciation

Investment Adviser:

Auxier Asset Management LLC
5285 Meadows Road, Suite 333
Lake Oswego, OR 97035-3227

Account Information and Shareholder Services:

Attn:  Transfer Agent
Atlantic Fund Services
P.O. Box 588
Portland, Maine 04112
 (877) 3-AUXIER
 (877) 328-9437

The Securities and Exchange Commission has not approved or disapproved of these securities or passed upon the accuracy or adequacy of the disclosure in this Prospectus.  Any representation to the contrary is a criminal offense.

SUMMARY SECTION

Investment Objective

The investment objective of the Fund is to provide long-term capital appreciation.

Fee and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund’s A Shares. More information about these and other discounts is available from your financial professional and in “Reduced Sales Charges – A Shares”  of the Fund’s prospectus.

A Shares

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases of Less Than $1 million (as a percentage of offering price)	5.75%
Maximum Contingent Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the lesser of the redemption price or offering price)(1)	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed within 180 days of purchase, if applicable)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage value of your investment)
Management Fees	1.25%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	1.50%
Fee Waiver and/or Expense Reimbursement(2)	(0.25)%
Net Annual Fund Operating Expenses	1.25%

(1)
Applied to purchases not subject to an initial sales charge and redeemed less than one year after purchase but waived for mandatory retirement withdrawals and for withdrawals in a systematic withdrawal plan.

(2)
The Adviser has contractually agreed to reduce a portion of its fee and reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding taxes, independent trustee fees and expenses, portfolio transaction expenses and extraordinary expenses) to 1.25% through at least October 31, 2012 (“Expense Cap”). The Expense Cap may be changed or eliminated with the consent of the Board of Trustees. Net Annual Operating Expenses may increase if exclusions from the Expense Cap would apply.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$695	$999	$1,324	$2,242

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in a diversified portfolio of equity securities that the Adviser believes offer growth opportunities at a reasonable price. The Adviser will pursue an investment blend of equity securities of growth companies and value companies. The Fund is not limited by a fixed allocation of assets to equity securities of either growth or value companies and, depending upon the economic environment and judgment of the Adviser, may invest in either growth companies or value companies to the exclusion of the other.

Although the Fund may invest in companies of any size capitalization, the Fund intends to focus its investments in the common stock of medium to large U.S. companies (defined by the Adviser as companies with market capitalizations above $1 billion at the time of investment). Certain sectors of the market are likely to be over-weighted compared to others because the Adviser focuses on sectors that it believes demonstrate the best fundamentals for growth at a reasonable price and value. The Fund may invest up to 20% of its net assets in foreign securities, including American Depository Receipts (“ADRs”).

The Fund intends to remain primarily invested in equity securities. However, the Fund may invest in short- and long-term debt securities and convertible debt securities of U.S. companies if the Adviser believes that a company’s debt securities offer more potential for long-term total return with less risk than an investment in the company’s equity securities. The Fund may invest up to 25% of its net assets in lower-rated securities or comparable unrated securities (“junk bonds”) rated at the time of purchase BB/Ba or lower by Standard & Poor’s or Moody's or, unrated, but determined to be of comparable quality by the Adviser.

The Fund also may invest up to 25% of its net assets in fixed-income securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or by the Canadian Government and its governmental agencies.

The Fund may engage in short sales “against-the-box.” In a short sale, the seller sells a borrowed security, provides the lender collateral which is marked-to-market in an amount equal to the value of the security borrowed, and assumes an  obligation to the lender to deliver the identical security at a certain time in the future. A short sale is against-the-box to the extent that the seller contemporaneously owns or has the right to obtain securities identical to those sold short. When the Fund engages in short sales against-the-box, it simultaneously holds a short and a long position. If the price of the security sold short increases between the time of the short sale and the time the Fund must deliver the borrowed security to the lender, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. The Fund will not make short sales if, as a result, more than 20% of the Fund’s net assets would be held as collateral for short sales.

The Fund typically sells a security when the Adviser’s research indicates that there has been a deterioration in the company’s fundamentals, such as changes in the company’s competitive position or a lack of management focus.

Principal Investment Risks

General Market Risk.  The net asset value (“NAV”) of the Fund and its investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Events Risk. It is important that investors closely review and understand the risks of investing in the Fund. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund.

ADR Risk. ADRs may be subject to some of the same risks as direct investment in foreign companies, as noted in “Foreign Investments  Risk” below.  In addition, ADRs may not track the price of the underlying securities perfectly.

Company Risk.  The NAV of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund’s portfolio. The value of an individual company can be more volatile than the market as a whole.

Equity Risk. The Fund is subject to the risk that stock prices may fall over a short period or extended periods of time. Common stocks, which are a type of equity security, are generally subordinate to issuers’ other securities, including convertible and preferred securities.

Fixed-Income Securities Risk. An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio of debt securities. Securities rated below investment grade are subject to greater risk of loss of your money than higher rated securities. Issuers may (increase) decrease prepayments of principal when interest rates (fall) increase, affecting the maturity of the debt security and causing the value of the security to decline.

Foreign Investments Risk. Foreign securities are subject to additional risks including international trade, currency, political, regulatory and diplomatic risks.

Growth Company Risk.  Securities of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

High Yield Securities Risk. Higher yielding debt securities are typically of lower credit quality and have greater credit and market risk than securities with higher credit quality. In addition, high yield bonds ( “junk bonds”) tend to be less liquid than higher quality bonds.

Large Capitalization Company Risk.  Securities of companies with large market capitalizations go in and out of favor based on market and economic conditions and may underperform other market segments.

Management Risk.  The Fund is actively managed, and its performance, therefore, will reflect the Adviser’s ability to make investment decisions that are suited to achieving the Fund’s investment objectives. Regardless of its active management, the Fund could underperform other mutual funds with similar investment objectives.

Mid-Capitalization Company Risk.  The stocks of mid-capitalization companies may entail greater risk, and their prices may fluctuate more than those of the securities of larger, more established companies.

Sector Risk. If the Fund’s portfolio is over-weighted in a sector, any negative development affecting that sector may have a greater impact on the Fund than a fund that is not over-weighted in that sector.

Short Sale Risk.  The Fund may make short sales of securities or maintain a short position, in each case only against-the-box. In a short sale against-the-box, the Fund agrees to deliver at a future date a security that it either currently owns or has the right to acquire at  a pre-set price. If the price of the security sold short increases between the time of the short sale and the time for delivering the borrowed security back to the lender, the Fund effectively will incur a loss equal to the difference between the price of the security at the time of the short sale (or the pre-set price at which it may be acquired) and its price at the time of the delivery.

Value Company Risk. The stock of value companies can continue to be undervalued for long periods of time and not realize its expected value.

Performance Information

The following chart and table illustrate the variability of the Fund’s return as of December 31, 2010. The chart and table provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and how the Fund’s average annual returns for 1 year, 5 year and 10 year periods compare to the Standard & Poor’s 500 Index (the “Index” or the “S&P 500 Index”).Updated performance information is available at www.auxierasset.com or by calling (877) 328-9437 (toll free).

The Fund acquired the assets and liabilities of Auxier Focus Fund, a series of Unified Series Trust (the “Predecessor Fund”) on December 10, 2004. The Predecessor Fund maintained substantially similar investment objectives and investment policies to that of the Fund. Prior to January 3, 2003, the Predecessor Fund was a series of Ameriprime Funds. The Fund is a continuation of the Predecessor Fund. A Shares commenced operations on July 8, 2005. As such, the return shown for the periods prior to commencement of the A Shares is that of the Fund’s Investor Shares, which are not offered in this Prospectus, and the performance of the Fund’s Investor Shares for the period prior to December 10, 2004 is that of the Predecessor Fund. A Shares have different annual operating expenses, distribution fees and/or sale charges than Investor Shares and the Predecessor Fund. If these amounts were reflected, the annual total returns would be less than that shown. In addition sales charges are not reflected in the bar chart for the periods since A Shares commenced operations. If these amounts were reflected, returns would be less than those shown.

Performance information (before and after taxes) represents only past performance and does not necessarily indicate future results.

The calendar year-to-date total return as of September 30, 2011 was -2.83%.

During the periods shown in the chart, the highest quarterly return was 15.64% (for the quarter ended June 30, 2003); and the lowest quarterly return was –14.64% (for the quarter ended December 31, 2008).

Average Annual Total Returns

Auxier Focus Fund (For the periods ended December 31, 2010)	1 Year	5 Years	10 Years(1)
Return Before Taxes	3.77%	2.90%	5.93%
Return After Taxes on Distributions	3.42%	2.34%	5.37%
Return After Taxes on Distributions and Sale of Fund Shares	2.80%	2.41%	5.00%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%

(1)
A Shares commenced operations on July 8, 2005. Performance for the 10-year period is a blended average annual return which includes the returns of Investor Shares (inception date July 9, 1999) prior to the commencement of operations of A Shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (“IRAs”).

Management

Investment Adviser. Auxier Asset Management LLC is the Fund’s investment adviser.

Portfolio Manager. J. Jeffrey Auxier is primarily responsible for the day-to-day management of the Fund. Mr. Auxier has served as portfolio manager of the Fund (including the Predecessor Fund) since its inception in 1999.

Purchase and Sale of Fund Shares

You may purchase or sell (redeem) shares of the Fund on any day the New York Stock Exchange (“NYSE”) is open for business.  You may purchase or redeem shares directly from the Fund by calling (877) 328-9437 or writing to the Fund at: Auxier Focus Fund, P.O. Box 588, Portland, Maine 04112.  You also may purchase or redeem shares of the Fund through your financial intermediary.  The Fund accepts investments in the following minimum amounts:

	Minimum Initial Investment	Minimum Additional Investment
Standard Accounts	$2,000	$50
Retirement Accounts	$2,000	$50

Tax Information

Shareholders may receive distributions from the Fund, which may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

DETAILS REGARDING THE FUND’S INVESTMENT STRATEGIES AND RISKS

The investment objective of the Fund is to provide long-term capital appreciation. The investment objective of the Fund is not fundamental and may be changed by the Board of Trustees (“Board”) without a vote of shareholders.
Concepts to Understand

Common Stock means an ownership interest in a company and usually possesses voting rights and earns dividends.

Equity Security means a security such as a common stock, preferred stock, or convertible security that represents an ownership interest in a company.

Growth Companies are companies that have exhibited an above average participation in expanding markets, increase in earnings over the past few years and that have strong and sustainable earnings prospects.

Value Companies are companies which the Adviser believes are undervalued relative to assets, earnings, growth potential or cash flows.

Market Capitalization means the total value of a company’s common stock in the stock market based on the stock’s market price.

Additional Information Regarding Principal Investment Strategies

The Fund invests primarily in a diversified portfolio of equity securities that the Adviser believes offer growth opportunities at a reasonable price. The Adviser will pursue an investment blend of equity securities of growth companies and value companies. The Fund is not limited by a fixed allocation of assets to equity securities of either growth or value companies and, depending upon the economic environment and judgment of the Adviser, may invest in either growth companies or value companies to the exclusion of the other. The Adviser’s assessment of a security’s growth prospects and value (price) is based on several criteria, including:

•	price to earnings
•	price to cash flow
•	rate of earnings growth
•	consistency in past operating results
•	quality of management, based on the Adviser’s research
•	present and projected industry position, based on the Adviser’s research

The Adviser’s research includes review of public information (such as annual reports); discussions with management, suppliers and competitors; and attending industry conferences.

Although the Fund may invest in companies of any size capitalization, the Fund intends to focus its investments in the common stock of medium to large U.S. companies (defined by the Adviser as companies with market capitalizations above $1 billion at the time of investment).

Certain sectors of the market are likely to be over-weighted compared to others because the Adviser focuses on sectors that it believes demonstrate the best fundamentals for growth at a reasonable price and value, which, in the Adviser’s opinion, will be leaders in the U.S. economy. The sectors in which the Fund may be over-weighted will vary at different points in the economic cycle.

The Fund may invest up to 20% of its net assets in foreign securities, including American Depositary Receipts (“ADRs”). ADRs are certificates evidencing ownership of shares of a foreign-based issuer held in a trust by a domestic bank or similar financial institution.  ADRs are alternatives to the direct purchase of the foreign securities in their national markets and currencies.

The Fund intends to remain primarily invested in equity securities.  However, the Fund may invest in short- and long-term debt securities and convertible debt securities of U.S. companies if the Adviser believes that a company’s debt securities offer more potential for long-term total return with less risk than an investment in the company’s equity securities. The Fund may invest up to 25% of its net assets in securities  rated at the time of purchase BB/Ba or lower by Standard & Poor’s or Moody's (“junk bonds”)or unrated but determined to be of comparable quality by the Adviser. The Fund may hold securities that are further downgraded and would no longer qualify for initial investment.

The Fund also may invest up to 25% of its net assets in fixed-income securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or by the Canadian Government and its governmental agencies. Some U.S. Government securities are supported by the full faith and credit of the U.S.
Government.

Government securities issuers, though chartered or sponsored by Acts of Congress, issue securities that are neither insured nor guaranteed by the U.S. Treasury.

The Fund may engage in short sales against-the-box. In a short sale, the seller sells a borrowed security, provides the lender collateral which is marked-to-market in an amount equal to the value of the security borrowed, and assumes an  obligation to the lender to deliver the identical security at a certain time in the future. A short sale is against-the-box to the extent that the seller contemporaneously owns, or has the right to obtain, securities identical to those sold short. When the Fund engages in short sales against-the-box, it simultaneously holds a short and a long position. If the price of the security sold short increases between the time of the short sale and the time the Fund must deliver the borrowed security to the lender, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. The Fund will not make short sales if, as a result, more than 20% of the Fund’s net assets would be held as collateral for short sales.

The Fund typically sells a security when the Adviser’s research indicates that there has been a deterioration in the company’s fundamentals, such as changes in the company’s competitive position or a lack of management focus. Company fundamentals are the factors reflective of a company's financial condition, including balance sheets and income statements, asset history, earnings history, product or service development and management productivity.

The Fund does not intend to purchase or sell securities for short-term trading purposes. However, if the objective of the Fund would be better served, the Fund may engage in active trading of the Fund’s portfolio securities.

Additional Information Regarding Principal Risk Factors

General Market Risk. In general, stock values are affected by activities specific to the company as well as general market, economic and political conditions. The net asset value (“NAV”) of the Fund and investment return will fluctuate based upon changes in the value of its portfolio securities. The market value of securities in which the Fund invests is based upon the market’s perception of value and is not necessarily an objective measure of the securities’ value. There is no assurance that the Fund will achieve its investment objective, and an investment in the Fund is not by itself a complete or balanced investment program. You could lose money on your investment in the Fund or the Fund could underperform other investments.

Market Events Risk. Global securities markets have experienced significant volatility in the last several years.  Both domestic and international equity and fixed-income markets experienced heightened volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected. During this time of volatility, the fixed-income markets experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.  In some cases, the prices of securities of individual companies were negatively impacted, even though there may have been little or no apparent degradation in the financial conditions or prospects of those companies.  The U.S. Government and certain foreign central banks have acted to calm credit markets and increase confidence in the U.S. and world economies. The situation in the financial markets has resulted in calls for increased regulation. In response, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) was recently signed into law and is expected to be a dramatic revision of the U.S. financial regulatory framework. The ultimate impact of the Dodd-Frank Act and any resulting regulation is not yet certain. Continuing market problems may have adverse effects on the performance of the Fund.

ADR Risk.  ADRs may involve additional risks relating to political, economic or regulatory conditions in foreign countries.  These risks include fluctuations in foreign currencies. The securities underlying ADRs are typically denominated (or quoted) in a currency other than U.S. dollars. In addition, the securities underlying ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading. As a result, the value of ADRs representing those underlying securities may change materially at times when the U.S. markets are not open for trading.

Company Risk. The NAV of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund’s portfolio. The value of an individual company can be more volatile than the market as a whole.

Equity Risk. Investing in equity securities entails risks. Common stocks are subject to the risk of an issuer liquidating or declaring bankruptcy, in which case the claims of owners of the issuer’s debt securities and preferred stock take precedence over the claims of common stockholders.  The value of convertible securities tends to decline as interest rates rise and, because of the conversion, tends to vary with fluctuation in the market value of the underlying securities.

Fixed-Income Securities Risk. The value of your investment in the Fund may change in response to changes in interest rates. An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund invests. The longer the duration of a debt security, the more its value typically falls in response to an increase in interest rates. The value of your investment in the Fund may change in response to the credit ratings of the Fund’s portfolio of debt securities. The degree of risk for a particular security may be reflected in its credit rating. Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a debt security held by the Fund may cause it to default or become unable to pay interest or principal due on the security. The Fund cannot collect interest and principal payments on a debt security if the issuer defaults. Prepayment and extension risks may occur when interest rates decline and issuers of debt securities experience acceleration in prepayments. The acceleration can shorten the maturity of the debt security, reducing the Fund’s return. Issuers may decrease prepayments of principal when interest rates increase, extending the maturity of the debt security and causing the value of the security to decline. Distressed debt securities involve greater risk of default or downgrade and are more volatile than investment grade securities. Distressed debt securities may also be less liquid than higher quality debt securities.

Foreign Investments Risk. Investments in foreign securities involve greater risks than investing in domestic securities. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in domestic securities. Changes in foreign tax laws, exchange controls, investment regulations and policies on nationalization and expropriation as well as political instability may affect the value of the Fund’s foreign assets. Foreign securities may be subject to greater fluctuations in price than domestic securities because foreign markets may be smaller and less liquid than domestic markets. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information. Foreign securities registration, custody and settlement may be subject to delays or other operational and administrative problems, and certain foreign brokerage commissions and custody fees may be higher than those charged in domestic markets.

Growth Company Risk.  Investments in growth stocks may lack the dividend yield that can cushion stock prices in market downturns. Growth companies often are expected to increase their earnings at a certain rate. If expectations are not met, investors can punish the stocks, even if earnings do increase.

High Yield Securities Risk. Higher yielding debt securities of lower credit quality have greater credit risk than lower yielding securities with higher credit quality. High yield bonds or junk bonds tend to be less liquid than higher-rated bonds. This means that the Fund may experience difficulty selling the Fund’s investments at favorable prices. In addition, valuation of the Fund’s investments may become more difficult if objective market prices are unavailable. Investing in junk bonds generally involves significantly greater risks of loss of your money than investing in investment grade fixed-income securities. Compared with issuers of investment grade fixed-income securities, junk bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties. Rising interest rates may compound these difficulties and reduce an issuer’s ability to repay principal and interest. The Fund cannot collect interest and principal payments on a fixed-income security if the issuer defaults.

Large Capitalization Company Risk. Large capitalization company stocks may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be slow to respond to challenges and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Risk. The Fund is actively managed, and its performance, therefore, will reflect the Adviser’s ability to make investment decisions that are suited to achieving the Fund’s investment objectives. Regardless of its active management, the Fund could underperform other mutual funds with similar investment objectives.

Mid-Capitalization Company Risk.  The stocks of mid-capitalization companies may entail greater risk, and their prices may fluctuate more than those of the securities of larger, more established companies.

Sector Risk. If the Fund’s portfolio is over-weighted in a sector, a negative development affecting that sector may have a greater impact on the Fund than a fund that is not over-weighted in that sector. For example, the health care sector is subject to government regulation and government approval of products and services, which could have a significant effect on price and availability. As another example, financial services companies are subject to extensive government regulation, and changes or proposed changes in these regulations may adversely impact the industry. In addition, the profitability of companies in the financial services industries can also be significantly affected by the cost of capital, changes in interest rates and price competition.

Short Sale Risk.  The Fund may make short sales of securities or maintain a short position, in each case only against-the-box. In a short sale against-the-box, the Fund agrees to deliver, at a future date, a security that it either currently owns or has the right to acquire at  a pre-set price. If the price of the security sold short increases between the time of the short sale and the time for delivering the borrowed security back to the lender, the Fund will effectively incur a loss equal to the difference between the price of the security at the time of the short sale (or the pre-set price at which it may be acquired) and its price at the time of the delivery. If the price of the security declines during that same timeframe, the Fund will realize a similar gain. In addition, the Fund will incur transaction costs to open, maintain and close short sales against-the-box.

Value Company Risk.  Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market, that a stock judged to be undervalued may actually be appropriately priced, or that their prices may go down. The Fund’s investments in value stocks may produce more modest gains than more aggressive stock funds.

Temporary Defensive Position.  In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment objective and/or strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker’s acceptances and time deposits).  A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance.  The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure. The Fund may also invest in cash and such cash equivalents at any time to maintain liquidity or pending selection of investments in accordance with its principals.

Who May Want to Invest in the Fund

The Fund may be suitable for:
•	Long-term investors seeking a fund with a growth investment strategy; or
•	Investors who can tolerate the greater risks associated with common stock investments.

MANAGEMENT

The Fund is a series of Forum Funds (the “Trust”), an open-end, management investment company (mutual fund). The business of the Trust and the Fund is managed under the oversight of the Board. The Board oversees the Fund and meets periodically to review the Fund’s performance, monitor investment activities and practices and discuss other matters affecting the Fund.  Additional information regarding the Board and the Trust’s executive officers, may be found in the Statement of Additional Information (the “SAI”), which is available from the Fund’s website at www.auxierasset.com.

Investment Adviser

Auxier Asset Management LLC, (the “Adviser”) serves as the investment adviser of the Fund pursuant to an investment advisory agreement between the Trust and the Adviser with respect to the Fund. The Adviser is located at 5285 Meadows Road, Suite 333, Lake Oswego, OR 97035-3227. As of September 30, 2011, the Adviser managed approximately $469 million in assets.

Subject to the general oversight of the Board, the Adviser makes investment decisions for the Fund. The Adviser receives an advisory fee from the Fund at an annual rate equal to 1.25% of the Fund’s average daily net assets. The Adviser uses the advisory fee to pay all expenses of the Fund except taxes, extraordinary expenses, independent trustee fees and expenses, brokerage fees and commissions, borrowing costs (including interest and dividend expenses on short sales) and distribution expenses. The Adviser has contractually agreed to reduce a portion of its fee and reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding taxes, independent trustee fees and expenses, portfolio transaction expenses and extraordinary expenses) to 1.25% through at least October 31, 2012. The Expense Cap may be changed or eliminated with the consent of the Board of Trustees. A discussion summarizing the basis on which the Board most recently approved the continuation of the investment advisory agreement is included in the Fund’s semi-annual report for the period ended December 31, 2010.

Portfolio Manager

J. Jeffrey Auxier, President and Chief Investment Officer of the Adviser since its inception in 1998, is responsible for the day-to-day management of the Fund. He has been Portfolio Manager of the Fund (including the Predecessor Fund) since its inception in 1999. He is a graduate of the University of Oregon and began his investment career in 1982. Mr. Auxier has extensive money management experience. As a portfolio manager with Smith Barney, Mr. Auxier managed money for high net worth clients on a discretionary basis from 1988 until he founded the Adviser in July 1998. In 1993, Mr. Auxier was designated a Smith Barney Senior Portfolio Management Director, the highest rank in the company’s Portfolio Management Program, and was chosen as the top Portfolio Manager from among 50 Portfolio Managers in the Smith Barney Consulting Group. In 1997 and 1998, Money magazine named him as one of their top ten brokers in the country. Mr. Auxier was a Senior Vice President with Smith Barney when he left to found the Adviser.

The Fund’s SAI provides additional information about the compensation of the portfolio manager, other accounts managed by the portfolio manager and the ownership of the Fund’s securities by the portfolio manager.

Other Service Providers

Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) provides certain administration, portfolio accounting and transfer agency services to the Fund and the Trust and supplies certain officers to the Trust, including a Principal Executive Officer, Principal Financial Officer, Chief Compliance Officer, an Anti-Money Laundering Compliance Officer and additional compliance support personnel.

Foreside Fund Services, LLC (the “Distributor”), the Trust’s principal underwriter, acts as the Trust’s distributor in connection with the offering of the Fund’s shares.  The Distributor may enter into arrangements with banks, broker-dealers and other financial intermediaries through which investors may purchase or redeem shares.  The Distributor is not affiliated with the Adviser or with Atlantic or their affiliates.

Fund Expenses

The Adviser pays for the Fund’s operating expenses, except taxes, extraordinary expenses, independent trustee fees and expenses, brokerage fees and commissions, borrowing costs (including interest and dividend expenses on short sales)  and  distribution expenses.   Expenses of  the  Fund  consist  of  its  own  expenses  as  well as Trust  expenses that are allocated among the Fund and the other series of the Trust based upon methods approved by the Board. Certain service providers may reduce all or any portion of their fees and may reimburse certain expenses of the Fund. The Adviser may waive all or any portion of its fees and/or reimburse certain expenses of the Fund. Any agreement to reduce fees or reimburse expenses increases the investment performance of the Fund for the period during which the waiver or reimbursement is in effect. Current Adviser fee waivers/expense reimbursements are reflected in the section titled "Fee Table."

YOUR ACCOUNT
General Information

How to Contact the Fund

E-mail us at:
auxierasset.ta@atlanticfundservices.com

Website address:
www.auxierasset.com

Telephone us at:
877-328-9437(toll free)

Write to us at:
Auxier Focus Fund
P.O. Box 588
Portland, Maine 04112

Overnight Address:
Auxier Focus Fund
c/o Atlantic Fund Services
Three Canal Plaza, Ground Floor
Portland, Maine 04101

Wire investments (or ACH payments):
Please contact the transfer agent at 877-328-9437(toll free) to obtain the ABA routing number and the account number for the Fund.

You may purchase or sell (redeem) shares of the Fund on any day that the NYSE is open for business.  Under unusual circumstances, such as in the case of an emergency, the Fund may calculate its NAV and accept and process shareholder orders when the NYSE is closed.

You may purchase or sell shares of the Fund at the next NAV calculated (normally 4:00 p.m., Eastern Time) after the transfer agent or your approved broker-dealer or other financial intermediary receives your request in good order.  “Good order” means that you have provided sufficient information necessary to process your request as outlined in this Prospectus, including any required signatures, documents, payment and Medallion Signature Guarantees.  All requests to purchase or sell Fund shares received in good order prior to the Fund’s close will receive that day’s NAV.  Requests received in good order after the Fund’s close or on a day when the Fund does not value its shares will be processed on the next business day and will receive the next subsequent NAV.  The Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions.

The Fund does not issue share certificates.

If you purchase shares directly from the Fund, you will receive a confirmation of each transaction and quarterly statements from the Fund detailing Fund balances and all transactions completed during the prior quarter.  Automatic reinvestments of distributions and systematic investments and withdrawals may be confirmed only by quarterly statement.

You should verify the accuracy of all transactions in your account as soon as you receive your confirmations and quarterly statements.

The Fund may temporarily suspend or discontinue any service or privilege, including systematic investments and withdrawals, wire redemption privileges and telephone or internet redemption privileges, if applicable.  The Fund reserves the right to refuse any purchase request including, but not limited to, requests that could adversely affect the Fund or its operations.

When and How NAV is Determined.  The Fund calculates its NAV as of the close of trading on the NYSE (normally 4:00 p.m., Eastern Time) on each weekday except days when the NYSE is closed.  The NYSE is open every weekday, Monday through Friday, except on the following holidays: New Year’s Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents’ Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day.  NYSE holiday schedules are subject to change without notice.  The NYSE may close early on the day before each of these holidays and the day after Thanksgiving Day.  To the extent that the Fund’s portfolio investments trade in markets on days when the Fund is not open for business, the value of the Fund’s assets may vary on those days.  In addition, trading in certain portfolio investments may not occur on days that the Fund is open for business as markets or exchanges other than the NYSE may be closed.

The NAV of the Fund is determined by taking the market value of the total assets of the class, subtracting the liabilities of the class, and then dividing the result (net assets) by the number of outstanding shares of the class.  Since the Fund may invest in securities that trade on foreign securities markets on days other than a Fund business day, the value of the Fund’s portfolio may change on days on which shareholders will not be able to purchase or redeem the Fund’s shares.

The Fund values securities for which market quotations are readily available, including certain open-end investment companies, at current market value, except for certain short-term securities which are valued at amortized cost.  Securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the NYSE on each Fund business day.  In the absence of sales, such securities are valued at the mean of the last bid and asked price.  Non-exchange traded securities for which quotations are readily available are generally valued at the mean between the current bid and asked price.  Investments in other open-end registered investment companies are valued at their NAV.

Market quotations may not be readily available or may be unreliable if, among other things, (1) the exchange on which a Fund portfolio security is principally traded closes early, (2) trading in a portfolio security was halted during the day and did not resume prior to the time that the Fund calculates its NAV or (3) events occur after the close of the securities markets on which the Fund’s portfolio securities primarily trade but before the time that the Fund calculates its NAV.

If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to value such securities at fair value as determined in good faith using procedures approved by the Board.  The Board has delegated day-to-day responsibility for fair value determinations to a Valuation Committee, members of which are appointed by the Board.  Fair valuation may be based on subjective factors and, as a result, the fair value price of a security may differ from that security’s market price and may not be the price at which the security may be sold.  Fair valuation could result in a different NAV than a NAV determined by using market quotes.

The Fund’s investments in foreign securities are more likely to require a fair value determination than domestic securities because circumstances may arise between the close of the market on which the securities trade and the time that the Fund values its portfolio securities.  In determining fair value prices of foreign securities, the Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S. or other relevant information as related to the securities.

Securities of smaller companies are also more likely to require a fair value determination because they may be thinly traded and less liquid than securities of larger companies.

Transactions through Financial Intermediaries. The Fund has authorized certain financial services companies, broker-dealers, banks and other agents, including the designees of such entities when approved by the Fund (collectively, “financial intermediaries”) to accept purchase, redemption and exchange orders on the Fund’s behalf. If you invest through a financial intermediary, the policies and fees of the intermediary may be different than the policies and fees of the Fund. Among other things, financial intermediaries may charge transaction fees and may set different minimum investment restrictions or limitations on buying (selling) Fund shares. You should consult your broker or other representative of your financial intermediary for more information.

All orders to purchase or sell shares are processed as of the next NAV calculated after the order has been received in good order by a financial intermediary.  Orders are accepted until the close of regular trading on the NYSE every business day (normally 4:00 p.m., Eastern Time) and are processed the same day at that day’s NAV.  To ensure that this occurs, the financial intermediaries are responsible for transmitting all orders to the Fund in compliance with their contractual deadlines.

Payments to Financial Intermediaries. The Fund and its affiliates (at their own expense) may pay compensation to financial intermediaries for shareholder-related services and, if applicable, distribution-related services, including administrative, recordkeeping and shareholder communication services.  For example, compensation may be paid to make Fund shares available to sales representatives and/or customers of a fund supermarket platform or a similar program sponsor or for services provided in connection with such fund supermarket platforms and programs.

The amount of compensation paid to different financial intermediaries may vary.  The compensation paid to a financial intermediary may be based on a variety of factors, including average assets under management in accounts distributed and/or serviced by the financial intermediary, gross sales by the financial intermediary and/or the number of accounts serviced by the financial intermediary that invest in the Fund.  To the extent that the Fund pays all or a portion of such compensation, the payment is designed to compensate the financial intermediary for providing services that would otherwise be provided by the Fund’s transfer agent and/or administrator.

The Adviser or another Fund affiliate, out of its own resources, may provide additional compensation to financial intermediaries.  Such compensation is sometimes referred to as “revenue sharing.”  Compensation received by a financial intermediary from the Adviser or another Fund affiliate may include payments for shareholder servicing, marketing and/or training expenses incurred by the financial intermediary, including expenses incurred by the financial intermediary in educating its salespersons with respect to Fund shares.  For example, such compensation may include reimbursements for expenses incurred in attending educational seminars regarding the Fund, including travel and lodging expenses.  It may also cover costs incurred by financial intermediaries in connection with their efforts to sell Fund shares, including costs incurred compensating registered sales representatives and preparing, printing and distributing sales literature.

Any compensation received by a financial intermediary, whether from the Fund or its affiliate(s), and the prospect of receiving such compensation may provide the financial intermediary with an incentive to recommend the shares of the Fund, or a certain class of shares of the Fund, over other potential investments.  Similarly, the compensation may cause financial intermediaries to elevate the prominence of the Fund within its organization by, for example, placing it on a list of preferred funds.

Anti-Money Laundering Program. Customer identification and verification are part of the Fund’s overall obligation to deter money laundering under federal law.  The Trust has adopted an Anti-Money Laundering Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities.  In this regard, the Fund reserves the right, to the extent permitted by law, (i) to refuse, cancel or rescind any purchase order or (ii) to freeze any account and/or suspend account services. These actions will be taken when, at the sole discretion of Trust management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority or applicable law. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

Disclosure of Portfolio Holdings.  A description of the Fund’s policies and procedures with respect to the disclosure of portfolio securities is available in the Fund’s SAI, which is available from the Fund’s website at www.auxierasset.com.

Buying Shares

How to Make Payments. Unless purchased through a financial intermediary, all investments must be made by check, ACH or wire.  All checks must be payable in U.S. dollars and drawn on U.S. financial institutions.  In the absence of the granting of an exception consistent with the Trust’s Anti-Money Laundering Program, the Fund does not accept purchases made by credit card check, starter check, checks with more than one endorsement (unless the check is payable to all endorsees), cash or cash equivalents (for instance, you may not pay by money order, cashier’s check, bank draft or traveler’s check).  The Fund and the Adviser also reserve the right to accept in kind contributions of securities in exchange for shares of the Fund.

Checks.  Checks must be made payable to “Auxier Focus Fund.” For individual, sole proprietorship, joint, Uniform Gifts to Minors Act (“UGMA”) and Uniform Transfers to Minors Act (“UTMA”) accounts, checks may be made payable to one or more owners of the account and endorsed to “Auxier Focus Fund.” A $20 charge may be imposed on any returned checks.

ACH.  Refers to the Automated Clearing House system maintained by the Federal Reserve Bank, which allows banks to process checks, transfer funds and perform other tasks. Your U.S. financial institution may charge you a fee for this service.

Wires.  Instruct your U.S.  financial institution with whom you have an account to make a federal funds wire payment to the Fund. Your U.S. financial institution may charge you a fee for this service.

Minimum Investments. The Fund accepts investments in the following minimum amounts:

	Minimum Initial Investment	Minimum Additional Investment
Standard Accounts	$2,000	$50
Retirement Accounts	$2,000	$50

The Fund reserves the right to waive minimum investment amounts, if deemed appropriate by an officer of the Trust.

Registered investment advisers and financial planners may be permitted to aggregate the value of Traditional or Roth Individual Retirement Accounts (“IRA”) in order to meet minimum investment amounts.

Account Requirements.

Type of Account		Requirement
Individual, Sole Proprietorship and Joint Accounts Individual accounts and sole proprietorship accounts are owned by one person. Joint accounts have two or more owners (tenants).	•	Instructions must be signed by all persons named as account owners exactly as their names appear on the account.
Gifts or Transfers to a Minor (UGMA, UTMA) These custodial accounts provide a way to give money to a child and may have tax benefits.	• •	Depending on state laws, you may set up a custodial account under the UGMA or the UTMA. The custodian must sign in a manner indicating custodial capacity.
Corporations/Other	•
The entity should submit a certified copy of its articles of incorporation (or a government-issued business license or other document that reflects the existence of the entity) and a corporate resolution or a secretary’s certificate.

Trusts	•	The trust must be established before an account may be opened.
	•	The trust should provide the first and signature pages from the trust document identifying the trustees.

Account Application and Customer Identity Verification.  To help the government fight the funding of terrorism and money laundering activities, federal law requires financial institutions to obtain, verify and record information that identifies each person who opens an account.

When you open an account, the Fund will ask for your first and last name, U.S. taxpayer identification number (“TIN”), physical street address, date of birth and other information or documents that will allow the Fund to identify you.  If you do not supply the required information, the Fund will attempt to contact you or, if applicable, your financial adviser.  If the Fund cannot obtain the required information within a timeframe established in its sole discretion, your application will be rejected.

When your application is in good order and includes all required information, your order will normally be processed at the NAV next calculated after receipt of your application and investment amount.  The Fund will attempt to verify your identity using the information you have supplied and other information about you that is available from third parties, including information available in public and private databases, such as consumer reports from credit reporting agencies.

The Fund will try to verify your identity within a timeframe established in its sole discretion.  If the Fund cannot do so, the Fund reserves the right to redeem your investment at the next NAV calculated after the Fund decides to close your account.  If your account is closed, you may be subject to a gain or loss on Fund shares. You will be subject to any related taxes and will not be able to recoup any redemption fees assessed, if applicable.  If the Fund has not yet received payment for the shares being sold, it may delay sending redemption proceeds until such payment is received, which may be up to 15 calendar days.

Policy on Prohibition of Foreign Shareholders.  The Fund requires that all shareholders be U.S. persons or U.S. resident aliens with a valid TIN (or who can show proof of having applied for a TIN and commit to provide a valid TIN within 60 days) in order to open an account with the Fund.

Investment Procedures.

How to Open an Account		How to Add to Your Account
Through a Financial Intermediary		Through a Financial Intermediary
•	Contact your financial intermediary using the method that is most convenient for you.	•	Contact your financial intermediary using the method that is most convenient for you.
By Check		By Check
•	Call, write or e-mail the Fund or visit www.auxierasset.com for an account application.	•	Fill out an investment slip from a confirmation or write the Fund a letter.
•	Complete the application (and other required documents, if applicable).	•	Write your account number on your check.
•	Mail the Fund your original application (and other required documents, if applicable) and a check.	•	Mail the Fund the investment slip or your letter and the check.
By Wire		By Wire
•	Call, write or e-mail the Fund or visit www.auxierasset.com for an account application.	•	Instruct your U.S. financial institution to wire your money to the Fund.
•	Complete the application (and other required documents, if applicable).
•	Call the Fund to notify the transfer agent that you are faxing your complete application (and other required documents, if applicable). The transfer agent will assign you an account number.
•	Mail the Fund your original application (and other required documents, if applicable).
•	Instruct your U.S. financial institution to wire your money to the Fund.

By ACH Payment		By ACH Payment
•	Call, write or e-mail the Fund or visit www.auxierasset.com for an account application.	•	Call to request a purchase by ACH payment.
• •
Complete the application (and other required documents, if applicable).
Call the Fund to notify the transfer agent that you are faxing your complete application (and other required documents, if applicable).   The transfer agent will assign you an account number.
		•	The transfer agent will electronically debit your purchase proceeds from the U.S. financial institution identified on your account application. ACH purchases are limited to $25,000 per day.
•	Mail the Fund your original application (and other required documents, if applicable).
•	The transfer agent will electronically debit your purchase proceeds from the U.S. financial institution identified on your account application. ACH purchases are limited to $25,000 per day.

Systematic Investments.  You may establish a systematic investment plan to invest automatically a specific amount of money (up to $25,000 per day) into your account on a specified day and frequency not to exceed two investments per month. Payments for systematic investments are automatically debited from your designated savings or checking account via ACH. Systematic investments must be for at least $50 per occurrence.  If you wish to enroll in the systematic investment plan, complete the appropriate section on the account application.  Your signed  account  application  must be received  at least three business days prior to the initial transaction.  The Fund may terminate or modify this privilege at any time.  You may terminate your participation in a systematic investment plan by notifying the Fund at least two days in advance of the next withdrawal.

The systematic investment plan is a method of using dollar cost averaging as an investment strategy that involves investing a fixed amount of money at regular time intervals.  However, a program of regular investment cannot ensure a profit or protect against a loss as a result of declining markets.  By continually investing the same amount, you will be purchasing more shares when the price is lower and fewer shares when the price is higher.  Please call (877) 328-9437 for additional information regarding the Fund’s systematic investment plans.

Limitations on Frequent Purchases.  The Board has adopted policies with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. It is the Fund’s policy to discourage short-term trading. Frequent trading in the Fund, such as by traders seeking short-term profits from market momentum, time zone arbitrage, and other timing strategies may interfere with the management of the Fund’s portfolio and result in increased administrative and brokerage costs and a potential dilution in the value of Fund shares. As money is moved in and out, the Fund may incur expenses buying and selling portfolio securities, and these expenses are borne by Fund shareholders. The Fund does not permit market timing and will not knowingly accommodate trading in Fund shares in violation of these policies.

Focus is placed on identifying redemption transactions that may be harmful to the Fund or its shareholders if they are frequent. These transactions are analyzed for offsetting purchases within a pre-determined period of time. If frequent trading trends are detected, an appropriate course of action is taken. The Fund reserves the right to cancel, restrict or reject without any prior notice any purchase order, including transactions representing excessive trading, transactions that may be disruptive to the management of the Fund’s portfolio, and purchase orders not accompanied by payment.

In addition, the sale of the Fund’s A Shares is subject to a redemption fee of 2.00% of the current NAV of shares redeemed within 180 days of purchase. See “Selling Shares – Redemption Fee” for additional information.

Because the Fund receives purchase and sale orders through financial intermediaries that use omnibus or retirement accounts, the Fund cannot always detect frequent purchases and redemptions. As a consequence, the Fund’s ability to monitor and discourage abusive trading practices in such accounts may be limited.

The Fund’s investment in foreign securities may make the Fund more susceptible to the risk of market timing activities because of price differentials that may be reflected in the NAV of the Fund’s shares. The Fund generally prices its foreign securities using their closing prices from the foreign markets in which they trade, typically prior to the Fund’s calculation of its NAV. These prices may be affected by events that occur after the close of a foreign market but before the Fund prices its shares. Although the Fund may fair value foreign securities in such instances and not withstanding other measures the Fund may take to discourage frequent purchases and redemptions, investors may engage in frequent short-term trading to take advantage of any arbitrage opportunities in the pricing of the Fund’s shares. There is no assurance that fair valuation of securities can reduce or eliminate market timing.

Canceled or Failed Payments.  The Fund accepts checks and ACH transfers at full value, subject to collection.  If the Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled within two business days of notification from your bank that your funds did not clear.  You will be responsible for any actual losses or expenses incurred by the Fund or the transfer agent, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the transfer agent) as reimbursement.  The Fund and its agents have the right to reject or cancel any purchase due to non-payment.

Selling Shares

Redemption orders received in good order will be processed at the next calculated NAV.  The right of redemption may not be suspended, except for any period during which:  (1) the NYSE is closed (other than customary weekend and holiday closings) or the Securities and Exchange Commission (the “SEC”) determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund to determine fairly the value of its net assets; or (3) the SEC has entered a suspension order permit for the protection of the shareholders of the Fund.

If the Fund has not yet collected payment for the shares being sold, it may delay sending redemption proceeds until such payment is collected, which may be up to 15 calendar days.

How to Sell Shares from Your Account
Through a Financial Intermediary
•	If you purchased shares through your financial intermediary, your redemption order must be placed through the same financial intermediary.
By Mail
•	Prepare a written request including:
	•	your name(s) and signature(s);
	•	your account number;
	•	the Fund name and class;
	•	the dollar amount or number of shares you want to sell;
	•	how and where to send the redemption proceed;
	•	a Medallion Signature Guarantee (if required) and;
	•	other documentation (if required).
•	Mail the Fund your request and documentation.
By Telephone
•	Call the Fund with your request, unless you declined telephone redemption privileges on your account application.
•	Provide the following information:
	•	your account number;
	•	exact name(s) in which the account is registered; and
	•	additional form of identification.
•	Redemption proceeds will be mailed to you by check or electronically credited to your account at the U.S. financial institution identified on your account application.

By Systematic Withdrawal
•	Complete the systematic withdrawal section of the application.
•	Attach a voided check to your application.
•	Mail the completed application to the Fund.
•	Redemption proceeds will be mailed to you by check or electronically credited to your account at the U.S. financial institution identified on your account application.

Wire Redemption Privileges.  You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000.

Telephone Redemption Privileges.  You may redeem your shares by telephone, unless you declined telephone redemption privileges on your account application.  You may be responsible for an unauthorized telephone redemption order as long as the transfer agent takes reasonable measures to verify that the order is genuine.

Systematic Withdrawals. You may establish a systematic withdrawal plan to automatically redeem a specific amount of money or shares from your account on a specified day and frequency not to exceed one withdrawal per month.  Payments for systematic withdrawals are sent by check to your address of record, or if you so designate, to your bank account by ACH payment.  To establish a systematic withdrawal plan, complete the systematic withdrawal section of the account application.  The plan may be terminated or modified by a shareholder or the Fund at any time without charge or penalty.  You may terminate your participation in a systematic withdrawal plan at any time by contacting the Fund sufficiently in advance of the next withdrawal.

A withdrawal under the systematic withdrawal plan involves a redemption of Fund shares and may result in a gain or loss for federal income tax purposes.  Please call (877) 328-9437 (toll free) for additional information regarding the Fund’s systematic withdrawal plan.

Signature Guarantee Requirements.  To protect you and the Fund against fraud, signatures on certain requests must have a Medallion Signature Guarantee. A Medallion Signature Guarantee verifies the authenticity of your signature. You can obtain a Medallion Signature Guarantee from most banking institutions or securities brokers, but not from a notary public. The transfer agent will require written instructions signed by all registered shareholders, with a Medallion Signature Guarantee for each shareholder, for any of the following:

•	written requests to redeem $100,000 or more
•	changes to a shareholder’s record name or account registration
•	paying redemption proceeds from an account for which the address has changed within the last 30 days
•	sending redemption and distribution proceeds to any person, address or financial institution account not on record
•	sending redemption and distribution proceeds to an account with a different registration (name or ownership) from your account
•	adding or changing ACH or wire instructions, telephone redemption or exchange options, or any other election in connection with your account.

The transfer agent reserves the right to require Medallion Signature Guarantees on all redemptions.

Redemption Fee. If you redeem your shares within 180 days of purchase, you will be charged a 2.00% redemption fee. The fee is charged for the benefit of the Fund’s remaining shareholders and will be paid to the Fund to help offset transaction costs. To calculate the redemption fee (after first redeeming any shares associated with reinvested distributions), the Fund will use the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the redemption will be compared with the earliest purchase date of shares in the account.

The following redemptions are exempt from application of the redemption fee if you request the exemption at the time the redemption request is made:

•	redemption of shares in a deceased shareholder’s account;
•	redemption of shares in an account of a disabled individual (disability of the shareholder as determined by the Social Security Administration);
•	redemption of shares purchased through a dividend reinvestment program;
•	redemption of shares pursuant to a systematic withdrawal plan;
•	redemptions in a qualified retirement plan under section 401(a) of the Internal Revenue Code (“IRC”) or a plan operating consistent with Section 403(b) of the IRC; and
•	redemptions from share transfers, rollovers, re-registrations within the same fund or conversions from one share class to another within the Fund, if applicable.
The Fund may require appropriate documentation of eligibility for exemption from application of the redemption fee.

Certain financial intermediaries that collect a redemption fee on behalf of the Fund may not recognize one or more of the exceptions to the redemption fee listed above.  Financial intermediaries may not be able to assess a redemption fee under certain circumstances due to operational limitations (i.e., on Fund shares transferred to the financial intermediary and subsequently liquidated). Customers purchasing shares through a financial intermediary should contact the financial intermediary or refer to the customer’s account agreement or plan document for information about how the redemption fee is treated.  If a financial intermediary that maintains an account with the transfer agent for the benefit of its customers collects a redemption fee for the Fund, no redemption fee will be charged directly to the financial intermediary’s account by the Fund.

Small Account Balances.  If the value of your account falls below the minimum account balances in the following table, the Fund may ask you to increase your balance.  If after 60 days, the account value is still below the minimum balance, the Fund may close your account and send you the proceeds.  The Fund will not close your account if it falls below these amounts solely as a result of Fund performance.

Minimum Account Balance	A Shares
Standard Accounts	$1,000
Retirement Accounts	$1,000

Redemptions in Kind. Pursuant to an election filed with the SEC, the Fund reserves the right to pay redemption proceeds in portfolio securities rather than in cash. To the extent that the shareholder redeems shares in this manner, the shareholder assumes the risk of a subsequent change in the market value of those securities, the cost of liquidating the securities and the possibility of a lack of a liquid market for those securities. In addition, the shareholder will bear any brokerage and related costs in disposing of or selling the portfolio securities it receives from the Fund. Please see the SAI for more detail on redemptions in kind.

Lost Accounts.  The transfer agent will consider your account lost if correspondence to your address of record is returned as undeliverable on two consecutive occasions, unless the transfer agent determines your new address.  When an account is lost, all distributions on the account will be reinvested in additional shares of the Fund.  In addition, the amount of any outstanding check (unpaid for six months or more) and checks that have been returned to the transfer agent may be reinvested at the current NAV, and the checks will be canceled.  However, checks will not be reinvested into accounts with a zero balance, but will be held in a different account. Any of your unclaimed property may be transferred to the state of your last known address if no activity occurs in your account within the time period specified by that state’s law.

Rule 12b-1 Plan. The Trust has adopted a Rule 12b-1 plan under which the Fund pays the Distributor a fee of up to 0.25% of the average daily net assets of A Shares for distribution services and the servicing of shareholder accounts.  Because A Shares pay distribution fees on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.  The Distributor may pay any fee received under the Rule 12b-1 plan to the Adviser or other financial intermediaries that provide distribution and shareholder services with respect to A Shares.

In addition to paying fees under the Rule 12b-1 plan, the Fund may pay service fees to financial intermediaries for administration, recordkeeping and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

Retirement Accounts

You may invest in shares of the Fund through an IRA, including traditional and Roth IRAs, also known as “Qualified Retirement Accounts.” The Fund may also be appropriate for other retirement plans.  Before investing in an IRA or other retirement plan, you should consult your tax advisor.  Whenever making an investment in an IRA, be sure to indicate the year for which the contribution is attributed.

Sales Charge Schedule

A Shares. A Shares are available through registered broker-dealers, investment advisers, banks and other financial institutions. A Shares are sold at the public offering price, which is the NAV per share plus any initial sales charge as described below. Unless waived or discounted, you pay an initial sales charge on purchases of A Shares. No sales charge is assessed on the reinvestment of A Shares’ distributions.

Breakpoints.  The Fund offers you the benefit of discounts on the sales charges that apply to purchases of A Shares in certain circumstances. These discounts, which are also known as breakpoints, can reduce or, in some instances, eliminate the initial sales charges that would otherwise apply to your A Share investment. Mutual funds are not required to offer breakpoints and different mutual fund groups may offer different types of breakpoints.

Breakpoints allow larger investments in A Shares to be charged lower sales charges. If you invest $50,000 or more in A Shares of the Fund, then you are eligible for a reduced sales charge.

	Sales Charge (Load) as % of:
Amount of Purchase	Public Offering Price	Net Amount Invested(1)	Dealer Reallowance %
$0 but less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	5.00%	5.26%	4.25%
$100,000 but less than $250,000	4.25%	4.44%	3.50%
$250,000 but less than $500,000	3.50%	3.63%	2.75%
$500,000 but less than $1,000,000	2.75%	2.83%	2.00%
$1,000,000 and up	0.00%	0.00%	0.00%(2)

(1) Rounded to the nearest one hundredth percent. Because of rounding of the calculation in determining sales charges, the charges may be more or less than shown in the table.

(2)You pay no initial sales charge on purchases of A Shares in the amount of $1 million or more, and on purchases made through certain intermediaries.  On these purchases, brokers who initiate and are responsible for purchases of $1 million or more may receive a sales commission of up to 1.00% of the offering price of A Shares.  A Shares are subject to a 12b-1 fee of 0.25% of the NAV.  If you purchased your A Shares without a sales charge and you redeem your A Shares within 12 months of purchase, you will be subject to a 1.00% Contingent Deferred Sales Charge (“CDSC”). Any shares acquired by reinvestment of distributions will be redeemed without a CDSC.

Reduced Sales Charges – A Shares.  You may qualify for a reduced initial sales charge on purchases of the Fund’s A Shares under rights of accumulation (“ROA”) or a letter of intent (“LOI”).  The transaction processing procedures maintained by certain financial institutions through which you can purchase Fund shares may restrict the universe of accounts considered for purposes of calculating a reduced sales charge under ROA or LOI.  For example, the processing procedures of a financial institution may limit accounts to those that share the same tax identification number or mailing address and that are maintained only with that financial institution.  The Fund permits financial institutions to calculate ROA and LOI based on the financial institution’s transaction processing procedures.  Please contact your financial institution before investing to determine the process used to identify accounts for ROA and LOI purposes.

To determine the applicable reduced sale charge under ROA, the Fund will combine the value of your current purchase with the value of all share classes of any other series of the Trust managed by the Adviser (as of the Fund’s prior business day) and that were purchased previously for accounts (i) in your name, (ii) in your spouse’s name, (iii) in the name of you and your spouse (iv) in the name of your minor children under the age of 21, and (v) sharing the same mailing addresses (“Accounts”).

To be entitled to a reduced sales charge based on shares already owned, you must ask us for the reduction at the time of purchase.  You must also provide the Fund with your account number(s) and, if applicable, the account numbers for your spouse, children (provide the children’s ages), or other household members and, if requested by your financial institution, the following additional information regarding those Accounts:

•	Information or records regarding A Shares held in all accounts in your name at the transfer agent; and
•	Information or records regarding A Shares held in all accounts in your name at a financial intermediary.

The Fund may amend or terminate this right of accumulation at any time.

If you intend to purchase at least $50,000 of Class A shares of the Fund, you may wish to complete the Letter of Intent section of your account application form.  By doing so, you agree to invest a certain amount over a 13-month period.  You would pay a sales charge on any Class A shares you purchase during the 13 months based on the total amount to be invested under the Letter of Intent.  You can apply any investments you made in the Fund during the preceding 90-day period toward fulfillment of the Letter of Intent (although there will be no refund of sales charges you paid during the 90-day period).

You are not obligated to purchase the amount specified in the Letter of Intent.  If you purchase less than the amount specified, however, you must pay the difference between the sales charge paid and the sales charge applicable to the purchases actually made.  The Fund’s transfer agent will hold such amount of shares in escrow.  The transfer agent will credit the escrowed funds to your account at the end of the 13 months unless you do not complete your intended investment.

Elimination of Initial Sales Charges – A Shares.  Certain persons may also be eligible to purchase or redeem A Shares without a sales charge. No sales charge is assessed on the reinvestment of A Shares’ distributions. No sales charge is assessed on purchases made for investment purposes by:

•	A qualified retirement plan under Section 401(a) of the Internal Revenue Code of 1986, as amended (“IRC”) or a plan operating consistent with Section 403(b) of the IRC

•
Any bank, trust company, savings institution, registered investment adviser, financial planner or securities dealer on behalf of an account for which it provides advisory or fiduciary services pursuant to an account management fee

•
Trustees and officer of the Trust, directors, officers and full-time employes of the Adviser, any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative; and

•
Any person who has, within the preceding 90 days, redeemed Fund shares through a financial institution and completes a reinstatement form upon investment with that financial institution (but only on purchases in amounts not exceeding the redeemed amounts.

Purchases of A Shares in an amount equal to investments of $1 million or more are not subject to a initial sales charge, but may be subject to a contingent deferred sales charge of 1.00% if such shares are redeemed within one year of purchase. In addition to the waivers previously discussed, purchases of A Shares in an amount less than $1 million may be eligible for a waiver of the sales charge in the following circumstances:

•
Purchases made through certain intermediaries, which may include the following: National Financial Services LLC NTF (“Fidelity”), National Investor Services Corp. NTF (“TD Waterhouse”), Charles Schwab OneSource NTF, U.S. Clearing Corp., E-Trade, Scottrade, StanCorp Financial Group, Inc, Ameritrade and Pershing

•
Purchases by investors who participate in certain wrap fee investment programs or certain retirement programs sponsored by broker dealers or other service organizations which have entered into service agreements with the Fund or a dealer agreement with the Distributor. Such programs generally have other fees and expenses, so you should read any materials provided by that organization.

The Fund requires appropriate documentation of an investor’s eligibility to purchase or redeem A Shares without a sales charge. Any shares so purchased may not be resold except to the Fund.

Contingent Deferred Sales Charge Schedule – A Shares.  A CDSC may be assessed on redemptions of A Shares that were part of a purchases of $1 million or more. The CDSC is assessed as follows:

Redeemed Within	Sales Charge
First year of purchase	1.00%
Thereafter	0.00%

The CDSC is paid on the lower of the NAV of shares redeemed or the cost of the shares.  To satisfy a redemption request, the Fund will first liquidate shares that are not subject to a CDSC such as shares acquired with reinvested dividends and capital gains.  The Fund will then liquidate shares in the order that they were first purchased until your redemption request is satisfied.

CDSC Exempt Transactions.  With respect to A Shares of the Fund, certain redemptions are not subject to a contingent deferred sales charge.  No such charge is imposed on:

•	Redemptions of shares acquired through the reinvestment of dividends and distributions;

•	Involuntary redemptions by the Fund of a shareholder account with a low account balance;

•	Involuntary redemptions by the Fund of a shareholder account if the Fund or its agents reasonably believes that fraudulent or illegal activity is occurring or is about to occur in the account;

•	Redemptions of shares following the death or disability of a shareholder if the Fund is notified within one year of the shareholder’s death or disability;

•
Redemptions to effect a distribution (other than a lump sum distribution) from a qualified retirement plan under Section 401(a) of the Code or a plan operating consistent with Section 403(b) of the Code in connection with loan, hardship withdrawals, death, disability, retirement, change of employment, or an excess contribution; and

•
Required distributions from an IRA or other retirement account after the accountholder reaches the age of 70½.  For these purposes, the term disability shall have the meaning ascribed thereto in Section 72(m)(7) of the Code.  Under that provision, a person is considered disabled if the person is unable to engage in any gainful substantial activity by reason of any medically determinable physical or mental impairment which can be expected to result in death or to be of long-continued and indefinite duration. Appropriate documentation satisfactory to the Fund is required to substantiate any shareholder death or disability.

OTHER INFORMATION

Distributions and Dividend Reinvestments

The Fund declares distributions from net investment income and pays those distributions annually.  Any net capital gain realized by the Fund will be distributed at least annually.

Most investors have their income dividends and capital gain distributions (each a “distribution”) reinvested in additional shares of the same class of the Fund. If you choose this option, or if you do not indicate any choice, your distributions will be reinvested. Alternatively, you may choose to have your distributions of $10 or more sent directly to your bank account or paid to you by check.  However, if a distribution is less than $10, your proceeds will be reinvested. If five or more of your distribution checks remain uncashed after 180 days, all subsequent distributions may be reinvested. For federal income tax purposes, distributions from non-qualified retirement accounts are treated the same whether they are received in cash or reinvested.

Taxes

The Fund generally intends to operate in a manner such that it will not be liable for federal income or excise taxes.

The Fund’s distributions of net investment income and net short-term capital gain are taxable to you as ordinary income. The Fund’s distributions of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss), if any, are taxable to you as long-term capital gain, regardless of how long you have held your shares. Distributions may also be subject to state and local income taxes. Some Fund distributions may also include a nontaxable return of capital. Return of capital distributions reduce your tax basis in your Fund shares and are treated as gain from the sale of the shares to the extent they exceed your basis.  A portion of the dividends paid by a Fund may be eligible for the dividends received deduction for corporate shareholders.

A portion of the Fund’s distributions may be treated as “qualified dividend income,” taxable to individuals at a maximum federal income tax of 15% (0% for individuals in lower tax brackets) through 2012. A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that holding period and other requirements are met.

A distribution reduces the NAV of the Fund’s shares by the amount of the distribution. If you purchase shares prior to a distribution, you are taxed on the distribution even though the distribution represents a partial return of your investment.

The sale (redemption) of Fund shares is generally taxable for federal income tax purposes. You will recognize a gain or loss on the transaction equal to the difference, if any, between the amount of your net redemption proceeds and your tax basis in the fund shares. The gain or loss will be capital gain or loss if you held your Fund shares as capital assets. Any capital gain or loss will be treated as long-term capital gain or loss if you held the Fund shares for more than one year at the time of the redemption.  Any capital loss arising from the redemption of shares held for six months or less, however, will be treated as long-term capital loss to the extent of the amount of net capital gain distributions with respect to those shares.

The Fund will be required to withhold federal income tax at the rate of 28% on all distributions and redemption proceeds (regardless of the extent to which you realize gain or loss) otherwise payable to you (if you are an individual or certain other non-corporate shareholder) if you fail to provide the Fund with your correct TIN or to make required certifications, or if you have been notified by the Internal Revenue Service that you are subject to backup withholding. Backup withholding is not an additional tax, and any amounts withheld may be credited against your federal income tax liability once you provide the required information or certification.

After December 31 of each year, the Fund will mail you reports containing information about the income tax classification of distributions paid during the year. For further information about the tax effects of investing in the Fund, please see the SAI and consult your tax advisor.

Organization

The Trust is a Delaware statutory trust, and the Fund is a series thereof. The Fund does not expect to hold shareholders’ meetings unless required by federal or Delaware law. Shareholders of each series of the Trust are entitled to vote at shareholders’ meetings unless a matter relates only to specific series (such as approval of an advisory agreement for the Fund). From time to time, large shareholders may control the Fund or the Trust.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Fund’s A Shares for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.

The information for the year ended June 30, 2011, has been audited by BBD, LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the annual report dated June 30, 2011, which is available upon request. The information for the fiscal years ended June 30, 2007 and June 30, 2008, was audited by the Fund’s previous independent registered public accounting firm.

	For the Years Ended June 30,
	2011	2010	2009	2008	2007

NET ASSET VALUE, Beginning of Year	$13.49	$12.17	$14.22	$17.07	$14.77
INVESTMENT OPERATIONS
Net investment income (a)	0.25	0.32	0.18	0.17	0.41
Net realized and unrealized gain (loss)	3.01	1.26	(1.75)	(2.24)	2.63
Total from Investment Operations	3.26	1.58	(1.57)	(2.07)	3.04
DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income	(0.29)	(0.26)	(0.16)	(0.31)	(0.27)
Net realized gains	(0.01)	—	(0.32)	(0.47)	(0.47)
Total Distributions to Shareholders	(0.30)	(0.26)	(0.48)	(0.78)	(0.74)
REDEMPTION FEES (a)	— (b)	— (b)	— (b)	— (b)	— (b)
NET ASSET VALUE, End of Year	$16.45	$13.49	$12.17	$14.22	$17.07
TOTAL RETURN (c)	24.35%	12.90%	(10.85)%	(12.61)%	21.10%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000's omitted)	$660	$157	$148	$208	$399
Ratios to Average Net Assets:
Net investment income	1.61%	2.29%	1.49%	1.08%	2.59%
Net expense	1.25%	1.30%	1.35%	1.35%	1.35%
Gross expense (d)	1.50%	1.55%	1.60%	1.60%	1.60%
PORTFOLIO TURNOVER RATE	20%	15%	24%	19%	16%

(a)	Calculated based on average shares outstanding during the year.
(b)	Less than $0.01 per share.
(c)	Total return does not include the effect of front-end sales charges or contingent deferred sales charges.
(d)	Reflects the expense ratio excluding any waivers and/or reimbursements.

AUXIER FOCUS FUND

For More Information

Annual/Semi-Annual Reports
Additional information about the Fund’s investments is available in the Fund’s annual/semi-annual reports to shareholders.  In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)
The SAI provides more detailed information about the Fund and is incorporated by reference into, and is legally part of, this Prospectus.

Contacting the Fund
You may obtain free copies of the annual/semi-annual reports and the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

Auxier Focus Fund
c/o Atlantic Fund Services
P.O. Box 588
Portland, Maine 04112
(877) 328-9437 (toll free)

The Fund’s Prospectus, SAI and annual/semi-annual reports, and a description of the policies and procedures with respect to the disclosure of the Fund’s portfolio securities, are available without charge on the Fund’s website at: www.auxierasset.com

Securities and Exchange Commission Information
You can also review and copy the Fund’s annual/semi-annual reports, the SAI and other information about the Fund at the Public Reference Section of the Securities and Exchange Commission (“SEC”). The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You may obtain copies of this information, for a duplication fee, by e-mailing or writing to:

Public Reference Section
Securities and Exchange Commission
Washington, D.C. 20549-1520
E-mail address: publicinfo@sec.gov

Fund information, including copies of the annual/semi-annual reports and the SAI, is available on the SEC’s website at www.sec.gov.

Distributor
Foreside Fund Services, LLC
www.foreside.com

Investment Company Act File No. 811-3023
204-PRU2-1111